UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/17 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.9%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (18.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.85%, 4/15/37		$224,857	$333,036
Ser. 4509, Class CI, IO, 6.00%, 9/15/45		29,328,862	6,841,045
Ser. 4077, Class IK, IO, 5.00%, 7/15/42		15,442,509	3,094,679
IFB Ser. 4678, Class MS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.623%, 4/15/47		16,029,224	3,386,654
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		9,944,649	1,886,042
Ser. 4000, Class PI, IO, 4.50%, 1/15/42		13,125,576	2,328,687
Ser. 4024, Class PI, IO, 4.50%, 12/15/41		16,784,486	2,999,656
IFB Ser. 326, Class S2, IO (-1 x 1 Month US LIBOR) + 5.95%, 4.473%, 3/15/44		15,775,860	2,851,368
IFB Ser. 311, Class S1, IO (-1 x 1 Month US LIBOR) + 5.95%, 4.473%, 8/15/43		14,397,763	2,869,057
Ser. 4635, Class PI, IO, 4.00%, 12/15/46		36,536,902	5,710,352
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		44,521,672	6,754,828
Ser. 4213, Class GI, IO, 4.00%, 11/15/41		24,438,327	3,273,489
Ser. 4020, Class IA, IO, 4.00%, 3/15/27		12,995,808	1,370,148
Ser. 4484, Class TI, IO, 3.50%, 11/15/44		17,631,580	2,745,942
Ser. 4105, Class HI, IO, 3.50%, 7/15/41		7,876,109	810,349
Ser. 4199, Class CI, IO, 3.50%, 12/15/37		37,365,098	2,449,805
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		25,415,700	2,481,665
Ser. 4210, Class PI, IO, 3.00%, 12/15/41		15,030,723	987,118
FRB Ser. 57, Class 1AX, IO, 0.364%, 7/25/43 (WAC)		11,223,051	118,964
Ser. 3314, PO, zero %, 11/15/36		26,444	25,907
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		35,784	26,398
Ser. 1208, Class F, PO, zero %, 2/15/22		10,077	9,674

Federal National Mortgage Association
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.57%, 18.876%, 3/25/36		654,446	985,196
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 13.358%, 11/25/34		186,269	220,486
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46		22,482,029	5,340,698
Ser. 15-69, IO, 6.00%, 9/25/45		28,135,640	6,586,975
Ser. 399, Class 2, IO, 5.50%, 11/25/39		39,801	8,536
Ser. 374, Class 6, IO, 5.50%, 8/25/36		1,581,061	305,219
Ser. 378, Class 19, IO, 5.00%, 6/25/35		1,774,777	348,218
IFB Ser. 12-36, Class SN, IO (-1 x 1 Month US LIBOR) + 6.45%, 4.898%, 4/25/42		9,827,729	1,678,665
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 4.848%, 4/25/40		12,513,071	2,346,201
IFB Ser. 13-18, Class SB, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.598%, 10/25/41		14,973,708	1,543,250
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42		10,430,217	2,442,911
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40		13,302,487	1,617,582
Ser. 404, Class 2, IO, 4.50%, 5/25/40		145,744	28,672
Ser. 366, Class 22, IO, 4.50%, 10/25/35		462,541	16,091
Ser. 13-107, Class SB, IO (-1 x 1 Month US LIBOR) + 5.95%, 4.398%, 2/25/43		47,986,334	9,357,335
IFB Ser. 11-101, Class SA, IO (-1 x 1 Month US LIBOR) + 5.90%, 4.348%, 10/25/41		35,819,345	4,925,160
Ser. 17-65, Class LI, IO, 4.00%, 8/25/47		21,536,960	3,207,930
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44		14,045,654	2,297,202
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43		24,861,367	3,732,188
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43		19,254,615	1,935,378
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43		9,265,378	1,359,292
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42		10,839,192	1,758,117
Ser. 405, Class 2, IO, 4.00%, 10/25/40		164,741	33,582
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46		55,270,973	8,156,890
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43		35,840,828	4,764,551
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43		9,160,237	990,817
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42		25,704,348	2,738,798
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42		24,376,914	3,148,477
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41		33,446,825	4,589,540
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43		45,801,563	5,017,103
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42		15,788,602	1,081,219
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		11,344,382	855,582
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42		33,172,277	2,578,315
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41		22,297,766	2,151,244
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41		17,933,993	1,107,603
FRB Ser. 01-50, Class B1, IO, 0.403%, 10/25/41(WAC)		214,519	2,553
FRB Ser. 02-W8, Class 1, IO, 0.304%, 6/25/42(WAC)		7,616,861	90,641
Ser. 99-51, Class N, PO, zero %, 9/17/29		52,098	47,540

Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36		27,399	3,723
Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)		5,174,189	109,693

Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47		22,435,237	5,772,046
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47		9,612,527	2,093,353
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47		13,925,078	2,872,047
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47		12,695,144	2,677,914
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46		24,283,262	5,128,868
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45		41,061,147	8,543,880
Ser. 14-132, IO, 5.00%, 9/20/44		16,469,070	3,388,742
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44		17,446,228	3,271,461
Ser. 14-4, Class PI, IO, 5.00%, 12/16/43		10,508,019	2,009,659
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43		12,010,542	2,201,773
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		6,409,074	1,366,415
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43		5,305,030	1,145,144
Ser. 12-146, IO, 5.00%, 12/20/42		11,483,222	2,433,410
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42		3,844,236	724,408
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40		4,891,045	282,632
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40		1,343,321	105,418
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40		3,770,325	261,651
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		24,025,926	5,163,172
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40		14,432,144	3,021,081
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		70,427,595	15,141,933
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		43,697,000	9,290,856
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39		22,307,570	4,663,621
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39		19,868,621	4,205,420
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.649%, 9/20/43		10,922,764	1,730,603
IFB Ser. 16-77, Class SL, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.649%, 3/20/43		4,670,799	535,202
IFB Ser. 10-20, Class SC, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.649%, 2/20/40		8,545,868	1,391,011
IFB Ser. 13-99, Class VS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.609%, 7/16/43		12,264,204	1,867,838
IFB Ser. 16-77, Class SC, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.599%, 10/20/45		32,581,533	5,730,717
IFB Ser. 14-58, Class SA, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.599%, 4/20/44		12,975,054	2,023,252
IFB Ser. 14-60, Class SE, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.599%, 4/20/44		19,144,915	2,831,820
IFB Ser. 14-46, Class SA, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.599%, 3/20/44		20,899,178	3,257,267
IFB Ser. 13-182, Class SY, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.599%, 12/20/43		12,598,352	2,381,643
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45		28,023,166	5,553,323
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		17,888,726	3,555,384
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43		19,242,902	3,692,290
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43		17,614,374	2,171,482
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42		4,454,682	673,949
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41		23,468,461	4,697,191
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40		1,323,491	113,577
Ser. 13-167, IO, 4.50%, 9/20/40		9,000,496	1,698,498
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		11,406,056	2,239,921
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		27,523,585	5,350,585
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40		22,906,882	4,787,997
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		17,336,562	3,375,429
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39		23,698,140	3,865,641
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39		6,212,151	546,234
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39		7,582,638	531,088
IFB Ser. 14-119, Class SA, IO (-1 x 1 Month US LIBOR) + 5.60%, 4.099%, 8/20/44		33,795,530	5,153,818
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46		26,788,710	4,757,139
Ser. 15-60, Class PI, IO, 4.00%, 4/20/45		15,524,914	2,872,109
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45		53,921,031	8,089,772
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44		31,605,477	5,310,036
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44		12,174,855	1,805,531
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44		15,872,701	3,348,089
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44		14,370,832	2,531,428
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43		15,505,868	1,678,079
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43		9,473,229	1,633,942
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43		10,344,191	1,881,712
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42		5,704,853	905,648
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42		17,922,454	2,946,451
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42		6,354,963	1,145,825
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41		21,600,838	3,125,955
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47		16,510,948	2,419,845
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46		50,747,468	6,292,686
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44		23,209,264	2,310,946
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43		18,950,973	2,206,056
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43		12,452,016	1,341,306
Ser. 13-76, IO, 3.50%, 5/20/43		34,009,757	5,202,472
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43		25,936,141	3,830,457
Ser. 13-28, IO, 3.50%, 2/20/43		9,494,079	1,391,602
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43		21,266,753	3,328,672
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		19,588,451	2,944,340
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		14,441,323	2,151,035
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42		37,504,868	7,610,525
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42		29,231,488	5,748,518
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42		13,958,798	1,304,639
Ser. 14-62, Class CI, IO, 3.50%, 2/20/42		21,739,829	2,217,984
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42		26,992,836	3,368,706
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41		33,691,773	3,790,324
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40		39,207,890	5,018,610
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40		28,417,650	2,896,043
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39		32,477,257	4,154,361
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39		21,780,499	2,178,050
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36		12,124,174	1,182,925
Ser. 16-H22, Class AI, IO, 2.48%, 10/20/66(WAC)		54,700,262	6,655,436
Ser. 16-H23, Class NI, IO, 2.449%, 10/20/66(WAC)		119,020,395	15,448,847
Ser. 17-H03, Class EI, IO, 2.412%, 1/20/67(WAC)		30,130,908	4,745,618
Ser. 16-H04, Class HI, IO, 2.364%, 7/20/65(WAC)		63,363,952	6,729,252
Ser. 17-H02, Class BI, IO, 2.363%, 1/20/67(WAC)		26,933,554	3,703,364
Ser. 16-H24, Class JI, IO, 2.347%, 11/20/66(WAC)		25,096,876	3,293,965
Ser. 17-H06, Class BI, IO, 2.331%, 2/20/67(WAC)		65,107,331	8,756,936
Ser. 16-H17, Class KI, IO, 2.272%, 7/20/66(WAC)		31,784,623	3,774,424
Ser. 17-H16, Class JI, IO, 2.263%, 8/20/67(WAC)		45,229,020	6,671,280
Ser. 15-H15, Class BI, IO, 2.249%, 6/20/65(WAC)		80,163,284	8,738,760
Ser. 16-H16, Class EI, IO, 2.236%, 6/20/66(WAC)		46,199,453	5,733,352
Ser. 15-H18, Class BI, IO, 2.232%, 7/20/65(WAC)		49,674,309	5,280,379
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67(WAC)		68,209,657	8,826,330
Ser. 17-H06, Class MI, IO, 2.188%, 2/20/67(WAC)		51,577,548	6,461,842
Ser. 17-H18, Class FI, IO, 2.187%, 9/20/67(WAC)		44,679,129	6,534,323
Ser. 17-H11, Class TI, IO, 2.155%, 4/20/67(WAC)		35,109,376	4,691,245
Ser. 15-H20, Class BI, IO, 2.109%, 8/20/65(WAC)		53,707,887	5,537,283
Ser. 15-H24, Class AI, IO, 2.106%, 9/20/65(WAC)		43,348,640	4,360,223
Ser. 15-H10, Class BI, IO, 2.104%, 4/20/65(WAC)		39,573,489	4,050,742
Ser. 17-H16, IO, 2.098%, 8/20/67(WAC)		45,145,977	6,049,064
Ser. 17-H12, Class QI, IO, 2.065%, 5/20/67(WAC)		58,297,815	7,374,790
Ser. 17-H11, Class DI, IO, 1.866%, 5/20/67(WAC)		33,370,627	3,712,482
Ser. 15-H12, Class AI, IO, 1.851%, 5/20/65(WAC)		91,029,355	8,971,671
Ser. 16-H08, Class AI, IO, 1.847%, 8/20/65(WAC)		58,274,269	4,987,228
Ser. 15-H23, Class DI, IO, 1.843%, 9/20/65(WAC)		43,886,294	4,499,442
Ser. 15-H15, Class AI, IO, 1.799%, 6/20/65(WAC)		50,614,139	4,884,264
FRB Ser. 15-H08, Class CI, IO, 1.792%, 3/20/65(WAC)		71,927,425	6,928,050
Ser. 17-H09, IO, 1.778%, 4/20/67(WAC)		51,452,882	5,684,103
Ser. 17-H06, Class DI, IO, 1.772%, 2/20/67(WAC)		39,676,354	3,808,930
Ser. 17-H10, Class MI, IO, 1.764%, 4/20/67(WAC)		104,448,725	11,364,021
Ser. 15-H23, Class BI, IO, 1.729%, 9/20/65(WAC)		82,298,514	7,546,774
Ser. 15-H03, Class CI, IO, 1.716%, 1/20/65(WAC)		76,616,984	7,203,835
Ser. 14-H25, Class BI, IO, 1.682%, 12/20/64(WAC)		54,681,928	4,539,912
Ser. 16-H14, IO, 1.675%, 6/20/66(WAC)		58,927,678	4,734,426
Ser. 16-H06, Class CI, IO, 1.666%, 2/20/66(WAC)		49,122,978	3,552,869
Ser. 16-H12, Class AI, IO, 1.656%, 7/20/65(WAC)		62,908,271	5,493,213
Ser. 16-H18, IO, 1.646%, 8/20/66(WAC)		66,809,608	5,353,855
Ser. 15-H01, Class BI, IO, 1.567%, 1/20/65(WAC)		48,084,832	3,451,145
Ser. 17-H03, Class HI, IO, 1.546%, 1/20/67(WAC)		83,419,796	7,194,957
Ser. 14-H06, Class BI, IO, 1.479%, 2/20/64(WAC)		51,226,825	2,908,301
Ser. 12-H29, Class AI, IO, 1.473%, 10/20/62(WAC)		33,390,310	1,439,690
Ser. 12-H29, Class FI, IO, 1.473%, 10/20/62(WAC)		33,390,310	1,439,690
Ser. 06-36, Class OD, PO, zero %, 7/16/36		12,399	10,385
Ser. 06-64, PO, zero %, 4/16/34		2,870	2,862

			656,436,078
Commercial mortgage-backed securities (12.7%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.047%, 2/10/51(WAC)		37,306,320	19

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.504%, 11/10/42(WAC)		6,039,626	4,853,504
FRB Ser. 05-1, Class C, 5.504%, 11/10/42(WAC)		8,629,000	3,453,930

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45(WAC)		5,417,000	4,875,300
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)		4,190,000	4,151,745
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)		4,945,000	4,948,956
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)		5,381,951	5,388,409

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.655%, 9/11/42(WAC)		4,680,000	4,677,191
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)		8,260,000	3,355,212

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		11,348,815	443

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.754%, 12/15/47(WAC)		13,980,000	13,718,104

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.188%, 3/15/49(WAC)		109,694	109,204

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47(WAC)		7,280,000	6,509,951

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.839%, 5/15/46(WAC)		10,194,362	10,393,703

COMM Mortgage Pass-Through Certificates 144A FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45(WAC)		8,233,000	7,003,154

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.735%, 7/15/47(WAC)		15,607,000	14,053,854
FRB Ser. 13-CR9, Class D, 4.254%, 7/10/45(WAC)		5,143,000	4,330,334
Ser. 12-LC4, Class E, 4.25%, 12/10/44		10,009,000	7,991,246
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		11,140,000	7,560,094
Ser. 14-CR18, Class E, 3.60%, 7/15/47		11,801,000	7,569,126

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.666%, 12/15/39(WAC)		22,993,729	264,428

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.33%, 2/15/41(WAC)		10,825,000	8,827,788
FRB Ser. 07-C4, Class C, 6.073%, 9/15/39(WAC)		4,237,425	4,285,096

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37		3,217,327	3,239,526

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)		5,017,265	5,067,437

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)		11,242,000	9,853,917

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41		358,326	363,568

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.372%, 7/10/39(WAC)		2,658,634	7,178

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		1,316,248	1,256,530
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)		8,510,000	7,888,345

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)		3,108,000	2,777,318
FRB Ser. 14-C19, Class D, 4.661%, 4/15/47(WAC)		5,988,000	5,361,456
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47(WAC)		7,852,000	5,681,440
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)		7,247,000	5,738,015
FRB Ser. 14-C26, Class D, 3.924%, 1/15/48(WAC)		14,061,000	11,991,513
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)		15,725,000	9,685,594

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 5.946%, 4/17/45(WAC)		9,729,000	826,965

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.277%, 2/12/51(WAC)		936,478	936,478
FRB Ser. 07-CB20, Class C, 6.277%, 2/12/51(WAC)		4,427,000	4,526,608
FRB Ser. 11-C3, Class E, 5.631%, 2/15/46(WAC)		6,022,000	6,014,539
FRB Ser. 12-C8, Class E, 4.654%, 10/15/45(WAC)		1,151,999	1,097,118
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)		9,312,000	6,637,985

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31		666,926	670,724

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)(WAC)		3,660,000	206,314
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)		25,155,000	2,258,919

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.113%, 4/20/48(WAC)		9,081,000	8,033,597

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.448%, 2/12/51(WAC)		2,001,000	2,008,004
Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)		1,771,734	1,753,972

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37(WAC)		145,193	726
FRB Ser. 07-C5, Class X, IO, 5.865%, 12/15/49(WAC)		1,843,558	89,413

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.697%, 8/15/47(WAC)		24,888,000	21,155,793
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)		4,901,000	3,512,934
Ser. 14-C15, Class F, 4.00%, 4/15/47		8,998,000	6,410,406
Ser. 14-C17, Class E, 3.50%, 8/15/47		14,427,000	9,385,788
Ser. 14-C18, Class D, 3.389%, 10/15/47		13,077,440	9,444,527

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		21,393,000	2,139,300
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)		5,560,000	5,281,446

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.313%, 1/11/43(WAC)		7,857,000	7,884,500
FRB Ser. 08-T29, Class F, 6.313%, 1/11/43(WAC)		7,212,000	6,959,580
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)		3,018,912	2,994,399
FRB Ser. 12-C4, Class E, 5.421%, 3/15/45(WAC)		3,991,000	3,974,836

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)(WAC)		1,590,000	23,216

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38		4,353,623	242,266

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.894%, 5/10/63(WAC)		6,847,000	4,561,369
Ser. 13-C6, Class E, 3.50%, 4/10/46		19,613,000	13,618,208

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)		10,619,379	9,594,609
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44(WAC)		17,760,000	17,678,691
FRB Ser. 07-C34, IO, 0.149%, 5/15/46(WAC)		13,279,339	9,296

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)		14,132,111	11,873,644
Ser. 14-LC16, Class D, 3.938%, 8/15/50		13,571,000	11,240,740
Ser. 13-LC12, Class E, 3.50%, 7/15/46		15,829,000	10,625,090

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)		508,000	513,363
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)		4,822,000	4,298,066
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)		8,644,000	7,624,872
FRB Ser. 14-C19, Class E, 4.971%, 3/15/47(WAC)		6,483,000	4,783,190
FRB Ser. 13-UBS1, Class E, 4.624%, 3/15/46(WAC)		8,576,000	6,591,925
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)		22,039,996	19,039,791
FRB Ser. 12-C10, Class D, 4.448%, 12/15/45(WAC)		17,626,000	15,684,386
Ser. 14-C19, Class D, 4.234%, 3/15/47		2,836,000	2,462,219
Ser. 13-C12, Class E, 3.50%, 3/15/48		15,114,000	11,172,193

			463,074,633
Residential mortgage-backed securities (non-agency) (12.2%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.266%, 11/27/36(WAC)		11,634,647	9,656,757
FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR + 0.17%, 1.498%, 6/26/35		4,990,315	4,913,620

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 21A1, 3.658%, 9/25/35(WAC)		4,146,280	4,192,354

Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, 1 Month US LIBOR + 0.23%, 1.782%, 9/25/46		7,863,911	7,175,473

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, 1 Month US LIBOR + 4.75%, 6.302%, 10/25/27 (Bermuda)		2,376,000	2,381,199

Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, 1 Month US LIBOR + 0.18%, 1.509%, 11/25/47		5,508,005	4,401,909

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.902%, 3/25/37		12,061,785	10,124,527
FRB Ser. 07-AMC3, Class A2B, 1 Month US LIBOR + 0.18%, 1.732%, 3/25/37		1,664,504	1,374,404

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.498%, 6/25/46(WAC)		4,031,618	3,597,816
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.003%, 6/25/46		14,969,165	13,154,154
FRB Ser. 05-38, Class A3, 1 Month US LIBOR + 0.35%, 1.902%, 9/25/35		34,477,460	32,705,480
FRB Ser. 06-45T1, Class 2A7, 1 Month US LIBOR + 0.34%, 1.892%, 2/25/37		6,934,740	4,011,211
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.831%, 11/20/35		29,574,008	28,353,267
FRB Ser. 06-OA10, Class 2A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46		5,540,309	4,515,352
FRB Ser. 06-OA10, Class 3A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46		8,944,269	7,468,465
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46		14,688,158	12,050,165

Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, 1 Month US LIBOR + 0.19%, 1.742%, 12/25/36		13,166,969	8,149,906

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 1 Month US LIBOR + 10.50%, 12.052%, 5/25/28		6,347,376	8,751,455
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 1 Month US LIBOR + 10.00%, 11.552%, 7/25/28		765,334	1,042,540
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 1 Month US LIBOR + 9.35%, 10.902%, 4/25/28		11,967,185	15,795,841
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 9.102%, 12/25/27		8,575,268	10,478,816
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 1 Month US LIBOR + 5.15%, 6.702%, 10/25/29		5,060,000	5,613,053
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.702%, 11/25/28		2,950,000	3,458,659
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, 1 Month US LIBOR + 4.95%, 6.502%, 7/25/29		3,062,000	3,378,208
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, 1 Month US LIBOR + 3.85%, 5.402%, 3/25/29		3,145,000	3,485,279
FRB Ser. 17-HQA1, Class M2, 1 Month US LIBOR + 3.55%, 5.102%, 8/25/29		1,528,000	1,641,527
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, 1 Month US LIBOR + 2.35%, 3.902%, 4/25/30		1,950,000	1,980,079

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.802%, 9/25/28		13,994,953	20,505,537
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 13.302%, 10/25/28		7,745,000	11,127,111
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 13.302%, 8/25/28		11,783,806	16,851,965
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.452%, 10/25/28		9,077,000	10,504,091
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.252%, 4/25/28		25,512,319	29,259,889
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 7.052%, 9/25/29		15,070,000	16,576,192
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 1 Month US LIBOR + 5.30%, 6.852%, 10/25/28		4,103,000	4,785,036
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.552%, 7/25/25		16,178,207	18,238,898
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.552%, 7/25/25		8,347,284	9,166,404
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.402%, 10/25/29		5,357,000	5,794,168
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 6.102%, 2/25/25		4,848,456	5,185,073
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 1 Month US LIBOR + 4.45%, 6.002%, 1/25/29		1,010,000	1,123,868
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, 1 Month US LIBOR + 4.35%, 5.902%, 5/25/29		3,840,000	4,250,967
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.852%, 2/25/25		5,631,488	6,135,178
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.802%, 4/25/29		510,000	577,009
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 1 Month US LIBOR + 4.25%, 5.802%, 1/25/29		1,680,000	1,886,275
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.552%, 5/25/25		1,669,159	1,808,932
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.552%, 5/25/25		2,765,388	2,937,643
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 5.202%, 9/25/29		1,640,000	1,767,773
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 5.152%, 1/25/30		4,270,000	4,214,867
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, 1 Month US LIBOR + 3.55%, 5.102%, 7/25/29		3,027,000	3,258,094
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M2, 1 Month US LIBOR + 3.00%, 4.552%, 7/25/24		2,079,785	2,221,391
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.352%, 2/25/30		4,820,000	5,002,313
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.152%, 5/25/24		877,000	930,222

Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, 1 Month US LIBOR + 5.75%, 7.302%, 7/25/29		4,310,000	5,007,645

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1 Month US LIBOR + 0.18%, 1.732%, 5/25/36		12,817,593	6,795,888

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, 1 Month US LIBOR + 0.31%, 1.639%, 5/25/37		8,899,468	6,827,684

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, 1 Month US LIBOR + 0.20%, 1.752%, 6/25/37		6,502,189	3,998,846

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, 1 Month US LIBOR + 0.21%, 1.762%, 8/25/36		3,138,571	2,761,943

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.296%, 9/25/35(WAC)		7,919,519	7,942,856
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR + 0.49%, 2.042%, 10/25/45		12,422,334	12,264,390
FRB Ser. 05-AR19, Class A1C4, 1 Month US LIBOR + 0.40%, 1.952%, 12/25/45		3,638,323	3,566,648

			447,126,312

Total mortgage-backed securities (cost $1,605,238,863)			$1,566,637,023

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (39.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.8%)

Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38		$234,185	$269,582
4.50%, TBA, 1/1/48		74,000,000	77,642,191
4.00%, TBA, 1/1/48		40,000,000	41,706,248
4.00%, 10/20/45		18,616,674	19,775,126

			139,393,147
U.S. Government Agency Mortgage Obligations (35.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, TBA, 1/1/48		44,000,000	46,021,250

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/48		23,000,000	25,220,938
3.50%, TBA, 2/1/48		488,000,000	500,428,774
3.50%, TBA, 1/1/48		532,000,000	546,422,201
3.00%, TBA, 1/1/48		81,000,000	81,018,986
2.50%, TBA, 1/1/48		91,000,000	87,886,089

			1,286,998,238

Total U.S. government and agency mortgage obligations (cost $1,423,558,678)			$1,426,391,385

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.125%, 9/30/21(i)		$225,000	$217,746

Total U.S. treasury obligations (cost $217,746)			$217,746

CORPORATE BONDS AND NOTES (29.9%)(a)
		Principal amount	Value

Basic materials (3.8%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$980,000	$1,019,200

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25		995,000	985,050

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		308,000	332,831

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		515,000	525,300

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		2,980,000	3,058,225

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		1,760,000	2,019,600

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)		2,255,000	2,886,400

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		1,865,000	1,958,250

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		2,300,000	2,308,625

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		2,021,000	2,149,839

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		2,710,000	2,865,825

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		2,570,000	2,659,950

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		3,612,000	3,810,660

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		1,900,000	1,977,330

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		2,020,000	2,100,800

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		6,010,000	6,205,325

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		2,200,000	2,315,500

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		800,000	853,600

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,256,000	3,076,920

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		1,624,000	1,680,840

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,764,000	1,913,940

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		4,364,000	4,309,450

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		2,615,000	2,664,031

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		2,370,000	2,417,400

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		4,008,000	4,002,990

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)		985,000	982,538

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		1,596,000	1,647,870

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		5,510,000	5,992,125

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)		1,725,000	1,808,318

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		2,411,000	2,496,832

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		1,943,000	2,117,870

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		2,170,000	2,408,700

James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		955,000	962,163

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		1,078,000	1,206,013

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23		2,171,000	2,453,230

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		1,937,000	2,072,590

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		645,000	665,963

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		635,000	673,100

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		2,306,000	2,450,125

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,200,000	1,218,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		2,813,000	2,904,423

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		525,000	553,219

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)		253,000	273,455

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22		805,000	831,163

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		2,099,000	2,093,753

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)		1,181,000	1,178,048

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		2,051,000	2,092,020

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		3,000,000	3,127,500

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		2,157,000	2,324,168

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25		3,665,000	3,637,513

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		2,446,000	2,944,373

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)		2,430,000	2,466,450

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		1,692,000	1,789,290

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,985,000	2,109,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		1,557,000	1,603,710

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25		570,000	572,138

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)		763,000	796,419

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		672,000	673,680

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		2,285,000	2,387,825

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		1,350,000	1,390,500

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		750,000	770,625

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		2,699,000	2,894,678

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		464,000	484,880

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		2,224,000	2,305,287

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		1,858,000	1,974,125

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)		1,325,000	1,397,875

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		1,745,000	1,736,275

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		1,440,000	1,553,400

			138,119,173
Capital goods (1.8%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		4,290,000	4,386,525

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		405,000	407,531

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)	EUR	1,200,000	1,537,122

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		$3,765,000	4,094,438

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		1,390,000	1,462,975

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		1,568,000	1,643,133

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		3,252,000	3,349,560

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		3,190,000	3,501,025

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		1,800,000	1,827,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		3,209,000	3,521,878

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		2,765,000	3,221,225

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		2,107,000	2,102,365

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		4,647,000	4,751,558

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		4,270,000	4,467,488

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)	EUR	600,000	735,431

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$1,865,000	1,979,231

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		1,670,000	1,686,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24		1,838,000	1,966,660

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25		1,585,000	1,666,231

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		2,920,000	3,058,700

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		183,000	187,575

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)		2,378,000	2,550,405

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		645,000	659,513

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,691,000	1,707,910

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		2,155,000	2,208,875

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		3,142,000	3,142,000

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		1,020,000	1,027,650

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		2,339,000	2,409,170

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25		790,000	836,413

			66,096,287
Communication services (3.2%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		1,050,000	1,099,875

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		670,000	713,550

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		540,000	549,450

Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	1,185,000	1,392,603

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$5,005,000	4,929,925

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		2,830,000	2,900,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		2,520,000	2,627,100

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.875%, 5/1/27		315,000	324,450

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		527,000	547,421

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27		1,385,000	1,364,225

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		5,387,000	5,494,740

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		661,000	647,780

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		380,000	382,850

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25		2,730,000	2,907,450

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		1,610,000	1,614,025

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		1,212,000	1,215,030

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		1,160,000	1,232,500

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		782,000	782,000

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,050,000	4,974,250

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		2,060,000	2,214,500

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		1,140,000	1,283,925

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)		361,000	355,148

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		6,600,000	6,484,500

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		615,000	452,025

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		1,796,000	1,358,225

Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes Ser. REGS, 4.875%, 5/15/22 (United Kingdom)		1,396,000	1,392,510

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		5,329,000	5,115,840

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		570,000	303,525

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25		1,483,000	1,764,770

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)		3,679,000	3,724,988

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		4,231,000	4,231,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		955,000	960,969

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		854,000	898,920

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		10,036,000	10,688,340

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		3,845,000	4,070,894

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		1,392,188	1,400,889

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		2,443,000	2,546,828

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,740,000	4,001,800

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		1,889,000	1,977,783

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		1,010,000	1,076,913

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		555,000	569,222

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)	EUR	2,690,000	3,439,454

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	4,045,000	5,453,547

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		$3,535,000	3,720,588

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		955,000	997,975

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4.50%, 1/15/25 (United Kingdom)	EUR	3,165,000	3,963,665

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	600,000	842,543

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	1,350,000	1,851,057

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		$4,137,000	2,523,570

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)	EUR	1,025,000	1,266,458

			116,632,345
Consumer cyclicals (5.0%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23		$1,367,000	1,367,000

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		214,000	212,395

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		756,000	744,660

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		1,707,000	1,732,605

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		939,000	928,436

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		1,977,000	2,085,735

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		3,180,000	3,275,400

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21 (In default)(NON)		2,336,000	659,920

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		936,000	992,160

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)		1,030,000	1,050,600

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		2,485,000	2,596,825

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		835,000	928,144

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		1,991,000	2,099,261

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		6,000	6,135

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		2,061,000	2,086,763

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		978,000	955,995

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		4,577,000	4,645,655

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	1,200,000	1,520,636

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$6,229,000	6,073,275

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		2,790,000	2,810,925

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		4,149,000	4,501,250

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		1,110,000	1,189,088

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		3,775,000	4,034,531

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		1,940,000	2,027,300

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		1,647,000	1,708,763

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		1,000,000	1,072,500

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		1,540,000	1,578,500

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	3,471,000	2,860,227

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)		$900,000	1,106,895

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)		2,290,000	2,461,750

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		1,375,000	1,402,500

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		2,080,000	2,176,200

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		2,830,000	2,900,750

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19		581,000	431,393

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)		1,985,000	2,014,775

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,345,000	1,420,656

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		450,000	451,125

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		5,216,000	5,698,480

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		3,779,000	3,977,398

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		645,000	690,150

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		1,361,000	877,845

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,050,000	1,060,500

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		1,200,000	1,209,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		2,067,000	2,025,660

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24		1,817,000	1,921,478

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		845,000	866,125

Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	1,180,000	1,422,009

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		$3,177,000	3,320,918

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)	GBP	360,000	481,335

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		$1,105,000	1,168,538

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		1,355,000	1,424,444

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		3,372,000	3,518,277

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		1,317,000	803,370

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.50%), 10/15/21(PIK)		1,531,445	819,017

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		1,280,000	736,256

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		2,914,000	3,008,705

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,020,000	1,058,250

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		1,272,000	1,308,570

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		2,510,000	2,654,325

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		246,000	256,763

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		2,207,000	2,310,603

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		1,260,000	1,307,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		4,243,000	4,375,594

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		733,000	743,775

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		1,901,000	1,929,515

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		740,000	438,450

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		2,075,000	2,604,125

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		2,090,000	2,157,925

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		3,266,000	3,241,505

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		2,410,000	2,482,300

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		6,036,000	6,624,510

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22		4,046,000	4,263,473

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		4,682,000	4,828,313

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		1,392,000	1,379,820

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		1,848,000	1,954,260

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,129,000	4,129,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		2,830,000	2,929,050

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		3,030,000	3,075,450

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		2,045,000	2,152,363

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		90,000	93,375

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		156,000	166,530

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,416,000	2,525,445

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,565,000	1,486,750

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		1,945,000	2,076,288

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		1,804,000	1,853,610

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		2,003,000	1,950,421

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25		4,119,000	4,252,868

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,220,000	1,216,950

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		1,283,000	1,303,742

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		1,586,000	1,607,808

			181,879,209
Consumer staples (1.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		2,285,000	2,302,138

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		1,575,000	1,571,063

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		735,000	758,888

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,770,000	1,796,550

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		1,735,000	1,752,350

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24		4,617,000	4,928,648

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		5,135,000	5,391,750

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		1,892,000	1,778,480

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		6,489,000	6,781,005

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		2,870,000	2,862,825

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	2,355,000	2,832,992

Diamond (BC) BV sr. unsec. notes Ser. REGS, 5.625%, 8/15/25		$600,000	721,781

Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	998,000	1,200,479

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		$1,388,000	869,235

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		4,466,000	4,689,300

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		4,163,000	4,235,853

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		750,000	752,813

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		1,680,000	1,768,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		1,680,000	1,732,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,055,000	1,078,738

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,799,000	1,879,955

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		440,000	453,200

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		1,916,000	1,944,740

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		1,595,000	1,563,100

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25		1,000,000	1,033,750

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		4,293,000	2,618,730

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		830,000	626,650

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		2,303,000	2,078,458

			62,004,171
Energy (5.6%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		5,467,000	5,993,199

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		783,000	814,320

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		2,529,000	2,592,225

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		1,042,000	1,117,545

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)		710,000	676,275

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20		1,595,000	1,571,075

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		1,102,000	1,019,350

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		1,011,000	834,075

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		985,000	1,175,844

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		3,982,000	4,315,493

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		1,595,000	1,649,868

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		302,000	279,350

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		1,073,000	1,157,499

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27		671,000	644,160

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		2,750,000	2,777,500

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		3,954,000	3,776,070

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		5,536,000	5,473,720

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		1,152,000	1,175,040

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		2,787,000	2,904,611

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		1,860,000	1,869,300

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		367,000	277,085

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		1,412,000	1,442,005

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		2,073,000	2,132,599

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		720,000	722,700

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		2,105,000	2,162,888

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		835,000	849,613

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		4,600,000	4,467,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		4,037,000	3,411,265

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		1,145,000	835,850

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		526,000	543,095

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 9.088%, 6/15/20		415,000	423,300

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)		1,042,000	1,124,114

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		1,325,000	1,368,063

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		2,810,000	2,932,938

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25		2,845,000	2,866,338

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		1,700,000	1,765,875

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)		2,380,000	2,685,830

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		97,000	81,844

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		1,747,000	1,484,950

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,345,000	1,328,188

Murray Energy Corp. 144A notes 11.25%, 4/15/21		2,726,000	1,390,260

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		2,593,000	2,774,510

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		1,765,000	1,866,488

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		2,732,000	2,349,520

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		624,000	638,040

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,568,000	1,609,160

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		15,245,000	16,784,745

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		5,343,000	5,556,720

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		5,517,000	6,592,815

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		4,524,000	4,806,750

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		2,119,000	2,248,789

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)		10,494,000	10,507,118

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)		2,797,000	612,543

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		17,125,000	3,960,156

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)		24,565,000	5,379,735

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)		13,745,000	12,720,998

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.625%, 6/15/38 (Mexico)		760,000	790,400

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 6/2/41 (Mexico)		1,000,000	1,028,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		1,865,000	1,874,978

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		1,665,000	1,724,857

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,637,000	1,634,053

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)		83,000	90,719

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)		5,100,000	5,323,635

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)		660,000	693,000

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)		83,000	78,228

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26		1,630,000	1,652,413

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		3,030,000	3,143,625

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		1,655,000	1,764,182

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		1,639,000	1,598,025

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		775,000	861,398

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25		1,320,000	1,300,200

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		736,000	754,400

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24		1,530,000	1,625,625

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		2,285,000	2,299,281

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		3,730,000	373

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20		1,505,000	1,533,219

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		1,526,000	1,545,075

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		2,548,000	2,589,405

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		1,500,000	1,518,300

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		1,100,000	1,128,875

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25		555,000	568,181

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		5,182,000	5,169,045

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		1,380,000	1,371,375

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		1,450,000	1,540,625

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		388,000	391,880

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19		357,000	366,104

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26		1,145,000	1,167,900

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		565,000	641,275

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		1,529,000	1,655,143

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		2,353,000	2,458,885

			206,404,335
Financials (4.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		2,006,000	2,021,045

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		40,000	42,000

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		5,718,000	7,433,400

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,193,000	1,300,370

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,221,000	1,660,560

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)		600,000	613,500

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,685,000	1,914,581

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)		1,490,000	1,812,616

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		4,170,000	4,446,263

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		1,415,000	1,499,900

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		3,987,000	3,867,390

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,320,000	2,447,600

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		1,433,000	1,447,330

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		1,285,000	1,392,619

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		3,250,000	4,305,041

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		3,179,000	4,210,992

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		2,080,000	2,100,800

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		3,511,000	3,576,831

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		1,290,000	1,346,438

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		2,425,000	2,428,031

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		950,000	989,188

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		1,110,000	1,140,525

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		1,075,000	1,099,188

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		3,267,000	3,307,838

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,483,025

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		725,000	750,375

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		750,000	754,688

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		2,775,000	4,067,073

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	100,000	253,315

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		$3,755,000	4,393,350

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		2,535,000	2,579,363

MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		935,000	1,379,125

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)		680,000	666,400

Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	1,075,000	1,465,926

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20		$1,255,000	1,281,669

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		3,743,000	3,794,466

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19		892,000	921,614

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		1,480,000	1,535,500

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		2,500,000	2,625,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		1,370,000	1,566,938

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,445,000	3,190,725

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		3,515,000	3,717,113

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		1,580,000	1,606,770

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)		2,100,000	2,289,000

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		680,000	748,000

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		640,000	658,400

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		2,020,000	1,999,800

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		2,000,000	2,080,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		2,178,000	1,992,870

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		1,786,000	1,803,860

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23		117,676	131,479

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)		1,956,000	2,232,285

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)		2,200,000	2,390,379

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)		22,451,000	22,789,112

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		27,040,000	29,270,741

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)		1,110,000	1,226,550

			164,048,957
Health care (2.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		4,120,000	3,944,900

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23		2,780,000	2,707,025

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		2,061,000	1,978,560

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		2,444,000	2,211,820

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		2,705,000	2,860,538

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		482,000	490,435

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,466,000	1,520,975

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		1,979,000	1,781,100

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		4,818,000	2,770,350

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20		1,595,000	1,192,263

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)		2,557,000	223,738

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		500,000	387,500

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		1,965,000	1,532,700

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		4,173,000	3,254,940

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22		257,000	265,995

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		1,642,000	1,740,520

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		3,345,000	3,336,638

HCA, Inc. company guaranty sr. sub. notes 5.875%, 3/15/22		2,000,000	2,140,000

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		741,000	831,773

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		3,165,000	3,196,650

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		2,287,000	2,567,158

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		2,404,000	1,965,270

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		2,175,000	2,267,438

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		395,000	394,013

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		2,396,000	2,407,980

Service Corp. International sr. unsec. notes 5.375%, 1/15/22		2,587,000	2,648,441

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		600,000	608,772

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,990,000	5,258,213

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		1,831,000	1,908,818

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		4,416,000	4,669,037

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		1,085,000	1,103,988

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	1,200,000	1,453,094

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$550,000	559,625

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		1,540,000	1,604,988

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		4,552,000	4,165,080

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		3,777,000	3,503,168

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		1,062,000	1,038,105

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23		1,705,000	1,560,075

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		1,985,000	2,123,950

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		660,000	693,000

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		955,000	1,007,525

			81,876,158
Technology (1.2%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		4,103,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		5,466,000	5,984,528

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		2,550,000	2,755,630

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		2,016,000	2,131,920

First Data Corp. 144A notes 5.75%, 1/15/24		3,609,000	3,735,315

First Data Corp. 144A sr. notes 5.375%, 8/15/23		1,705,000	1,774,735

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		3,765,000	4,019,138

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		4,165,000	4,258,713

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		2,564,000	2,653,740

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		3,865,000	3,874,663

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24		1,166,000	1,211,183

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		4,493,000	5,054,535

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		2,509,000	2,534,090

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		2,260,000	2,316,500

			42,304,690
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		2,902,000	3,003,570

			3,003,570
Utilities and power (0.8%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		2,629,000	2,760,450

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		965,000	985,506

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		2,193,000	2,302,650

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21		1,960,000	2,195,200

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		1,946,000	1,838,970

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,105,000	1,082,911

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		510,000	524,025

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		2,495,000	2,800,942

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22		3,157,000	3,330,635

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		1,191,000	1,277,348

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		999,000	1,091,408

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		1,695,000	1,783,988

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27		837,000	853,740

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		1,666,000	1,316,140

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		1,216,000	1,323,920

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		2,133,000	2,255,648

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		755,000	761,606

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22		1,782,000	1,848,825

			30,333,912

Total corporate bonds and notes (cost $1,094,291,175)			$1,092,702,807

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. notes zero %, 8/15/18 (Argentina)	ARS	257,921,000	$11,832,945

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$ 22,830,000	25,752,240

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		2,500,000	2,681,250

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		3,650,000	4,132,348

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		15,119,000	16,517,508

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		5,185,000	4,822,050

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		4,058,000	4,078,769

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)	BRL	40,990	13,120,107

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 26.955%, 5/31/22 (Argentina)	ARS	99,370,000	5,515,635

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$14,865,000	16,497,474

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		15,559,000	18,207,271

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		2,225,000	2,402,911

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)		1,500,000	1,552,500

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		6,000,000	7,275,000

Dominican (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/25/27 (Dominican Republic)		2,235,000	2,415,253

Ecuador (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.95%, 6/20/24 (Ecuador)		1,950,000	2,071,875

Ecuador (Republic of) 144A sr. unsec. notes 8.875%, 10/23/27 (Ecuador)		1,000,000	1,095,471

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 8.50%, 1/31/47 (Egypt)		5,870,000	6,743,163

Egypt (Arab Republic of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)		4,920,000	5,651,850

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		4,150,000	4,170,750

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	13,802,000	17,167,918

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	248,000	254,800

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)	EUR	644,642	667,809

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	614,000	640,751

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	814,000	863,266

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	1,051,000	1,119,452

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	2,764,000	2,963,288

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	10,837,000	11,772,705

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	6,993,734	7,664,058

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	12,337,512	13,688,626

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	4,433,876	4,975,195

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	14,152,500	15,985,788

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	14,823,487	17,020,799

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	5,181,000	6,077,731

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		$3,255,000	4,162,331

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		3,250,000	3,989,375

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)		6,310,000	6,948,888

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		12,420,000	13,145,055

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		5,860,000	5,918,600

Republic of (Ivory Coast) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		8,300,000	8,443,946

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		1,925,000	2,037,701

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)		3,715,000	6,440,881

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		6,600,000	7,367,250

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4.75%, 3/8/44 (Mexico)		150,000	151,551

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		2,900,000	601,750

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		600,000	639,934

Total foreign government and agency bonds and notes (cost $294,607,421)			$317,245,818

CONVERTIBLE BONDS AND NOTES (2.0%)(a)
		Principal amount	Value

Basic materials (0.1%)

BASF SE cv. sr. unsec. notes 0.925%, 3/9/23 (Germany)		$500,000	$516,125

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)		644,000	670,565

Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	300,000	403,463

Wendel SA cv. sr. unsec. notes zero %, 7/31/19 (France) (Units)	EUR	4,613	307,796

			1,897,949
Capital goods (0.2%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23		$619,000	852,286

Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	800,000	1,075,833

Bekaert SA cv. sr. unsec. unsub. notes zero %, 6/9/21 (Belgium)	EUR	200,000	242,660

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21		$740,000	964,775

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24		683,000	813,624

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	265,666

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22		367,000	441,318

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24		621,000	690,474

MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%, 5/17/23 (Germany)	EUR	200,000	322,160

Safran SA cv. sr. unsec. notes 0.00%, 12/31/20 (France) (Units)	EUR	1,983	243,443

			5,912,239
Communication services (0.1%)

America Movil SAB de CV cv. sr. unsec. unsub. notes zero %, 5/28/20 (Mexico)	EUR	1,100,000	1,308,616

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$1,716,000	1,867,223

Inmarsat PLC cv. sr. unsec. unsub. notes 3.875%, 9/9/23 (United Kingdom)		200,000	210,500

Telefonica Participaciones SAU cv. company guaranty sr. unsec. unsub. notes zero %, 3/9/21 (Spain)	EUR	500,000	594,525

Telenor East Holding II AS cv. company guaranty sr. unsec. unsub. notes 0.25%, 9/20/19 (Norway)		$400,000	423,500

Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20 (United Kingdom)	GBP	300,000	401,400

			4,805,764
Conglomerates (—%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. unsub. notes 1.65%, 8/16/19 (Netherlands)		$500,000	593,450

			593,450
Consumer cyclicals (0.3%)

Cie Generale des Etablissements Michelin cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)		400,000	428,160

Ctrip.com International, Ltd. cv. sr. unsec. notes 1.25%, 9/15/22 (China)		693,000	707,726

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44		730,000	897,900

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		1,194,000	1,378,324

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		1,235,000	1,421,115

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46		630,000	655,988

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19		590,000	761,469

LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %, 2/16/21 (France) (Units)		596	184,090

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23		374,000	357,170

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19		213,000	230,573

Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21		655,000	765,941

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18		462,000	847,193

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22		409,000	666,926

Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22		466,000	542,016

Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21		273,000	295,181

Valeo SA cv. sr. unsec. unsub. notes zero %, 6/16/21 (France)		400,000	445,464

			10,585,236
Consumer staples (0.1%)

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22		736,000	777,400

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47		992,000	992,000

Marine Harvest ASA cv. sr. unsec. notes 0.125%, 11/5/20 (Norway)	EUR	200,000	271,005

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20		$356,000	410,068

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22		485,000	506,219

			2,956,692
Energy (0.1%)

BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	200,000	332,710

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $372,917) (Cayman Islands)(RES)		$566,658	747,989

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26		830,000	755,819

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23		249,000	267,675

RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	400,000	530,362

Total SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		$600,000	622,650

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20		580,000	533,600

			3,790,805
Financials (0.2%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)		522,000	612,698

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)		936,000	1,086,930

Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26 (Germany)	EUR	600,000	737,051

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20		$277,000	306,778

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22		475,000	488,359

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37		350,000	466,813

Magyar Nemzeti Vagyonkezelo, Zrt. cv. company guaranty sr. unsec. notes 3.375%, 4/2/19 (Hungary)	EUR	300,000	425,474

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)		$1,005,000	1,106,128

Unibail-Rodamco SE cv. sr. unsec. notes zero %, 7/1/21 (France) (Units)	EUR	1,530	552,658

			5,782,889
Health care (0.2%)

Bayer AG cv. sr. unsec. unsub. notes 0.05%, 6/15/20 (Germany)	EUR	500,000	730,456

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20		$324,000	383,738

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24		347,000	345,699

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21		492,000	662,048

Fresenius Medical Care AG & Co KGaA cv. company guaranty sr. unsec. unsub. notes 1.125%, 1/31/20 (Germany)	EUR	200,000	305,693

Illumina, Inc. cv. sr. unsec. notes 0.50%, 6/15/21		$312,000	368,745

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22		469,000	454,930

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)		1,542,000	1,544,891

Medicines Co. (The) cv. sr. unsec. unsub. notes 2.75%, 7/15/23		912,000	833,910

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24		336,000	429,030

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21		397,000	414,617

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22		867,000	906,015

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21		379,000	460,248

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22		459,000	516,088

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20		626,000	642,041

			8,998,149
Technology (0.7%)

Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22		196,000	239,610

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19		602,000	778,461

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22		571,000	749,438

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0.75%, 9/1/19		457,000	440,719

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22		470,000	519,644

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36		687,000	638,910

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22		560,000	644,350

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21		370,000	367,456

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22		748,000	834,488

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39		593,000	1,317,201

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29		745,000	922,403

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18		77,000	264,447

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27		2,608,000	3,056,250

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43		725,000	1,045,359

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33		133,000	498,999

Nice Systems, Inc. 144A cv. company guaranty sr. unsec. notes 1.25%, 1/15/24		596,000	734,198

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41		215,000	1,183,038

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19		578,000	712,746

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20		1,131,000	1,443,439

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22		729,000	656,100

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20		383,000	479,229

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22		958,000	1,185,525

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19		297,000	488,565

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18		416,000	637,000

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18		276,000	486,623

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 6/1/22		333,000	381,077

STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		400,000	493,800

STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)		200,000	246,732

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23		721,000	1,028,777

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20		194,000	332,104

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		441,000	410,957

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22		216,000	213,570

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 12/1/18		671,000	904,592

			24,335,807
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24		439,000	453,268

DP World, Ltd. cv. sr. unsec. unsub. notes 1.75%, 6/19/24 (United Arab Emirates)		200,000	209,224

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19		257,000	230,979

			893,471
Utilities and power (—%)

ENI SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	246,209

Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	363,104

SUEZ cv. sr. unsec. notes zero %, 2/27/20 (France) (Units)	EUR	19,037	435,794

Veolia Environnement SA cv. sr. unsec. notes zero %, 3/15/21 (France) (Units)	EUR	10,519	375,481

			1,420,588

Total convertible bonds and notes (cost $69,690,021)			$71,973,039

SENIOR LOANS (1.6%)(a)(c)
		Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.546%, 7/2/22		$1,398,577	$1,090,890

Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.193%, 4/21/24		1,027,695	1,025,768

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.227%, 11/9/24		3,435,000	3,376,320

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.615%, 6/21/24		2,855,650	2,863,980

BWAY Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.599%, 4/3/24		810,925	813,713

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.241%, 11/17/22		2,095,000	2,100,238

Casella Waste Systems, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.991%, 10/17/23		4,992,275	5,007,876

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.319%, 3/30/25		808,000	824,833

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.954%, 8/23/21		3,300,000	3,506,250

Del Monte Foods, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 7.25%, 9.064%, 8/18/21		1,435,000	667,275

First Data Corp. bank term loan FRN BBA LIBOR USD 3 Month + 2.25%, 3.802%, 4/26/24		599,478	599,692

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.569%, 10/25/23		2,555,025	2,383,473

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.319%, 4/16/21		3,982,000	3,884,939

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/18/19		1,007,915	912,163

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.443%, 1/30/19		2,744,000	2,060,286

KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.25%, 7.196%, 5/16/20		1,474,328	1,437,470

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 9.627%, 11/1/24		1,125,000	1,166,063

Kronos, Inc./MA bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.903%, 11/1/23		616,782	620,667

MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 5.20%, 12/31/23		979,493	979,798

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.90%, 11/6/24		4,575,000	4,592,156

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.642%, 10/25/20		2,192,447	1,784,652

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.57%, 3/10/22		721,301	577,041

Rackspace Hosting, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.385%, 11/3/23		1,897,980	1,896,135

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.069%, 9/7/23		3,488,369	2,598,835

Reynolds Group Holdings, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.319%, 2/5/23		1,663,980	1,671,248

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.50%, 2/4/25		510,000	506,175

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 6.125%, 8/10/24		862,838	868,230

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.229%, 7/31/22		435,000	417,600

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 10.069%, 3/19/21		2,088,649	2,025,989

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 6.069%, 3/19/20		2,051,865	1,983,470

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. B1, BBA LIBOR USD 3 Month + 3.50%, 4.764%, 4/1/22		376,352	381,796

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.35%, 11/30/23		914,262	914,262

Werner Finco LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.00%, 7/24/24		1,045,000	1,047,613

Total senior loans (cost $58,960,857)			$56,586,896

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$695,724,000	$2,963,784

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		313,075,600	1,581,032

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		313,075,600	1,271,087

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		695,724,000	292,204

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		30,611,850	1,940,485

2.363/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.363		478,555,400	1,191,603

2.298/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.298		478,253,400	903,899

2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28		278,289,600	826,520

(2.526)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.526		478,253,400	741,293

(2.493)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.493		478,555,400	535,982

(2.478)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.478		478,555,400	468,984

2.318/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.318		478,555,400	464,199

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175		417,434,000	29,220

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	47,696,800	25,753

2.205/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.205		$320,559,100	9,617

Credit Suisse International

2.33875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.33875		278,289,600	729,119

Goldman Sachs International

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	34,342,000	3,745,051

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	88,237,000	3,386,956

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		$58,440,800	686,679

(-0.154)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	476,968,000	526,507

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485		$27,829,050	498,140

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27		66,789,600	283,188

2.2875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.2875		240,418,000	161,080

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		253,243,450	111,427

-0.154/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	476,968,000	80,121

2.218/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.218		$240,418,000	48,084

2.10125/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.10125		240,571,000	36,086

JPMorgan Chase Bank N.A.

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	34,816,000	3,425,048

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	87,284,000	3,353,381

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$695,724,000	3,033,357

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	2,159,574

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	2,109,135

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,948,517

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,901,655

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		313,075,600	1,599,816

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		313,075,600	1,255,433

(1.964)/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964		139,143,000	826,509

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	238,484,000	502,303

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$695,724,000	278,290

1.964/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964		139,143,000	139

Morgan Stanley & Co. International PLC

2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	1,208,100

(0.303)/6 month EUR-EURIBOR-Reuters/Mar-23	Mar-18/0.303	EUR	190,787,200	1,069,038

(-0.152)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	476,968,000	509,338

-0.152/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	476,968,000	85,844

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		$417,434,400	66,789

Total purchased swap options outstanding (cost $57,550,611)				$48,870,366

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

USD/MXN (Call)	May-18/MXN 21.50	$ 218,270,500		$218,270,500	$3,611,722

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jan-18/$96.60	64,000,000		64,000,000	117,312

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/99.81	176,000,000		176,000,000	766,832

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/99.88	176,000,000		176,000,000	706,992

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/100.03	397,000,000		397,000,000	659,417

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.00	176,000,000		176,000,000	596,464

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.03	176,000,000		176,000,000	570,768

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/100.03	21,000,000		21,000,000	34,881

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	176,000,000		176,000,000	577,808

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	176,000,000		176,000,000	507,936

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	176,000,000		176,000,000	445,808

USD/JPY (Put)	Jan-18/JPY 107.00	359,578,100		359,578,100	360

Total purchased options outstanding (cost $13,048,502)					$8,596,300

COMMON STOCKS (—%)(a)
				Shares	Value

Avaya Holdings Corp.(NON)				1	$18

Nine Point Energy				29,667	408,218

Total common stocks (cost $474,688)					$408,236

SHORT-TERM INVESTMENTS (15.8%)(a)
				Principal amount/shares	Value

Italy (Republic of) Treasury Bills with an effective yield of 5.941%, 3/28/18 (Italy)			EUR	40,491,000	$ 48,637,895

Italy (Republic of) Treasury Bills with an effective yield of 5.796%, 3/29/18 (Italy)			EUR	40,477,000	48,630,573

Manhattan Asset Funding Co., LLC asset backed commercial paper 1.542%, 1/16/18				$ 4,600,000	4,596,442

Portugal (Republic of) Treasury Bills with effective yields ranging from 2.756% to 3.903%, 5/18/18 (Portugal)			EUR	28,877,000	34,696,555

Putnam Short Term Investment Fund 1.45%(AFF)			Shares	93,201,261	93,201,261

Regency Markets No. 1, LLC asset backed commercial paper 1.452%, 1/8/18				$ 14,624,000	14,617,846

Spain (Kingdom of) Treasury Bills with an effective yield of 7.403%, 3/9/18 (Spain)			EUR	80,968,000	97,240,916

U.S. Treasury Bills 1.330%, 3/22/18(SEGSF)				$ 929,000	926,138

U.S. Treasury Bills 1.320%, 3/15/18(SEGSF)(SEGCCS)				32,019,000	31,929,660

U.S. Treasury Bills 1.317%, 3/1/18(SEGSF)(SEGCCS)				1,637,000	1,633,311

U.S. Treasury Bills 1.309%, 3/8/18(SEGSF)(SEGCCS)				15,187,000	15,149,015

U.S. Treasury Bills 1.181%, 1/4/18(SEGSF)				9,665,000	9,663,035

U.S. Treasury Bills 1.167%, 2/15/18(SEGSF)(SEGCCS)				879,000	877,506

U.S. Treasury Bills 1.114%, 2/8/18(SEGSF)(SEGCCS)				23,404,000	23,370,817

U.S. Treasury Bills 1.069%, 1/25/18(SEGSF)(SEGCCS)				28,029,000	28,003,821

U.S. Treasury Bills 1.065%, 2/1/18(SEG)(SEGSF)(SEGCCS)				68,032,000	67,952,840

U.S. Treasury Bills 1.060%, 1/11/18(SEGSF)(SEGCCS)(SEGTBA)				17,160,000	17,152,896

U.S. Treasury Bills 1.055%, 1/18/18(SEGSF)(SEGCCS)				32,174,000	32,152,800

Victory Receivables Corp. asset backed commercial paper 1.554%, 2/9/18				4,600,000	4,591,081

Total short-term investments (cost $571,086,854)					$575,024,408

TOTAL INVESTMENTS

Total investments (cost $5,188,725,416)					$5,164,654,024

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $2,152,953,263) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$21,270,897	$21,271,779	$(882)
	Australian Dollar	Sell	1/17/18	21,270,897	20,885,833	(385,064)
	British Pound	Buy	3/21/18	1,077,735	1,065,324	12,411
	Canadian Dollar	Buy	1/17/18	62,547	62,953	(406)
	Canadian Dollar	Sell	1/17/18	62,547	62,133	(414)
	Euro	Sell	3/21/18	97,277,655	95,687,610	(1,590,045)
	Japanese Yen	Sell	2/22/18	9,410,943	9,311,483	(99,460)
	Norwegian Krone	Buy	3/21/18	8,007,141	8,017,112	(9,971)
	Russian Ruble	Sell	3/21/18	19,196,635	18,766,930	(429,705)
	Swedish Krona	Buy	3/21/18	17,984,448	17,559,525	424,923
Barclays Bank PLC
	Australian Dollar	Buy	1/17/18	29,067,685	29,500,572	(432,887)
	British Pound	Sell	3/21/18	40,252,380	40,296,109	43,729
	Canadian Dollar	Buy	1/17/18	18,739,347	18,341,877	397,470
	Euro	Sell	3/21/18	48,975,983	48,154,617	(821,366)
	Japanese Yen	Sell	2/22/18	1,379,388	935,164	(444,224)
	Norwegian Krone	Sell	3/21/18	18,820,966	18,603,756	(217,210)
	Swedish Krona	Sell	3/21/18	18,651,412	18,329,596	(321,816)
	Swiss Franc	Sell	3/21/18	477,454	553,959	76,505
Citibank, N.A.
	Australian Dollar	Buy	1/17/18	18,939,047	18,527,657	411,390
	Australian Dollar	Sell	1/17/18	18,939,047	18,740,016	(199,031)
	Brazilian Real	Buy	1/3/18	34,732,417	36,106,929	(1,374,512)
	Brazilian Real	Sell	1/3/18	34,732,417	35,903,839	1,171,422
	Brazilian Real	Sell	4/3/18	1,752,145	1,297,829	(454,316)
	British Pound	Sell	3/21/18	10,522,202	10,523,835	1,633
	Canadian Dollar	Buy	1/17/18	353,002	361,656	(8,654)
	Japanese Yen	Sell	2/22/18	128,892	103,828	(25,064)
	New Zealand Dollar	Sell	1/17/18	65,180,531	64,772,820	(407,711)
	Norwegian Krone	Buy	3/21/18	32,971,355	32,759,694	211,661
	Swedish Krona	Sell	3/21/18	588,566	578,725	(9,841)
Credit Suisse International
	Australian Dollar	Buy	1/17/18	56,947,365	56,180,469	766,896
	Australian Dollar	Sell	1/17/18	56,947,365	56,019,596	(927,769)
	Canadian Dollar	Buy	1/17/18	634,942	630,895	4,047
	Canadian Dollar	Sell	1/17/18	634,942	626,064	(8,878)
	Japanese Yen	Sell	2/22/18	16,687,561	16,282,005	(405,556)
	New Zealand Dollar	Buy	1/17/18	18,248,188	18,032,379	215,809
	New Zealand Dollar	Sell	1/17/18	18,248,188	18,186,022	(62,166)
	Norwegian Krone	Sell	3/21/18	18,401,292	18,221,395	(179,897)
	Swedish Krona	Buy	3/21/18	924,767	814,866	109,901
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	2,517,862	2,245,294	272,568
	Brazilian Real	Buy	1/3/18	26,725,182	27,384,788	(659,606)
	Brazilian Real	Sell	1/3/18	26,725,182	26,787,377	62,195
	Brazilian Real	Sell	4/3/18	9,399,752	9,082,956	(316,796)
	British Pound	Sell	3/21/18	18,660,310	18,650,191	(10,119)
	Canadian Dollar	Buy	1/17/18	1,989	168,115	(166,126)
	Euro	Sell	3/21/18	67,714,027	66,524,772	(1,189,255)
	Japanese Yen	Buy	2/22/18	139,249	349,136	(209,887)
	New Zealand Dollar	Buy	1/17/18	74,497,715	74,072,922	424,793
	New Zealand Dollar	Sell	1/17/18	75,607,434	73,887,249	(1,720,185)
	Norwegian Krone	Buy	3/21/18	17,065,520	17,152,350	(86,830)
	South African Rand	Buy	1/17/18	2,569,682	3,378,408	(808,726)
	Swedish Krona	Sell	3/21/18	24,118,432	23,698,939	(419,493)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/17/18	37,436,396	37,000,450	435,946
	Australian Dollar	Sell	1/17/18	37,436,396	37,376,595	(59,801)
	British Pound	Buy	3/21/18	9,439,458	9,457,283	(17,825)
	British Pound	Sell	3/21/18	9,439,458	9,447,519	8,061
	Canadian Dollar	Buy	1/17/18	18,955,557	18,775,699	179,858
	Canadian Dollar	Sell	1/17/18	18,955,557	18,585,431	(370,126)
	Euro	Buy	3/21/18	132,354	151,015	(18,661)
	Japanese Yen	Sell	2/22/18	17,475,729	17,292,057	(183,672)
	Mexican Peso	Buy	1/17/18	6,622,216	6,603,965	18,251
	New Zealand Dollar	Sell	1/17/18	125,066	457,935	332,869
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/17/18	17,987,613	17,848,117	139,496
	Canadian Dollar	Buy	1/17/18	28,248,519	27,686,521	561,998
	Euro	Buy	3/21/18	7,239,236	7,336,554	(97,318)
	Japanese Yen	Sell	2/22/18	17,848,592	17,660,348	(188,244)
	New Zealand Dollar	Buy	1/17/18	38,221,780	38,204,036	17,744
	New Zealand Dollar	Sell	1/17/18	38,660,677	37,685,843	(974,834)
	Norwegian Krone	Buy	3/21/18	25,096,266	24,906,003	190,263
	Swedish Krona	Sell	3/21/18	35,049,605	34,458,610	(590,995)
	Swiss Franc	Sell	3/21/18	18,574	83,092	64,518
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/17/18	19,008,021	18,828,408	179,613
	Canadian Dollar	Buy	1/17/18	36,967,413	36,818,775	148,638
	Canadian Dollar	Sell	1/17/18	36,967,413	36,917,439	(49,974)
	Euro	Buy	3/21/18	1,255,921	1,245,112	10,809
	Japanese Yen	Buy	2/22/18	6,606,944	6,816,248	(209,304)
	New Zealand Dollar	Buy	1/17/18	36,457,332	36,960,340	(503,008)
	New Zealand Dollar	Sell	1/17/18	36,852,510	36,470,136	(382,374)
	Norwegian Krone	Buy	3/21/18	6,412,697	6,360,735	51,962
	Swedish Krona	Sell	3/21/18	36,431,201	35,746,810	(684,391)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	2,166,828	3,072,948	(906,120)
	British Pound	Sell	3/21/18	18,335,040	18,352,527	17,487
	Canadian Dollar	Buy	1/17/18	26,097,720	25,831,587	266,133
	Euro	Buy	3/21/18	28,775,770	28,451,363	324,407
	Japanese Yen	Sell	2/22/18	392,609	302,071	(90,538)
	New Zealand Dollar	Sell	1/17/18	5,935,037	3,575,935	(2,359,102)
	Norwegian Krone	Buy	3/21/18	23,882,402	23,692,253	190,149
	Swedish Krona	Sell	3/21/18	17,049,516	16,741,456	(308,060)
UBS AG
	Australian Dollar	Buy	1/17/18	44,926,468	44,344,680	581,788
	British Pound	Sell	3/21/18	29,550,962	29,577,617	26,655
	Canadian Dollar	Buy	1/17/18	17,886,205	18,003,540	(117,335)
	Euro	Buy	3/21/18	30,069,180	29,842,513	226,667
	Japanese Yen	Sell	2/22/18	17,468,725	16,750,875	(717,850)
	New Zealand Dollar	Sell	1/17/18	38,342,665	37,111,006	(1,231,659)
	Norwegian Krone	Buy	3/21/18	32,117,688	31,886,167	231,521
	Swedish Krona	Sell	3/21/18	18,807,339	18,501,114	(306,225)
WestPac Banking Corp.
	Australian Dollar	Buy	1/17/18	37,306,406	36,965,863	340,543
	Australian Dollar	Sell	1/17/18	37,306,406	37,101,774	(204,632)
	Canadian Dollar	Buy	1/17/18	594,995	587,553	7,442
	Canadian Dollar	Sell	1/17/18	594,995	586,267	(8,728)
	Japanese Yen	Buy	2/22/18	1,099,546	1,367,003	(267,457)
	New Zealand Dollar	Buy	1/17/18	19,147,241	19,106,965	40,276
	New Zealand Dollar	Sell	1/17/18	19,147,241	18,559,762	(587,479)

Unrealized appreciation						9,200,447

Unrealized (depreciation)						(25,839,580)

Total						$(16,639,133)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-OAT 10 yr (Short)	177	$32,956,112	$32,956,093	Mar-18	$424,322

Unrealized appreciation					424,322

Unrealized (depreciation)					—

Total					$424,322

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/17 (premiums $104,660,292) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$313,075,600	$422,652
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		313,075,600	732,597
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		695,724,000	737,467
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		695,724,000	3,409,048

Citibank, N.A.

1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	75,839,000	22,749
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05		$417,434,000	79,312
2.505/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.505		320,559,100	83,345
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		278,289,600	289,421
2.428/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428		239,277,900	653,229
(2.398)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398		239,277,900	796,795
2.398/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398		239,277,900	806,367
2.412/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412		239,126,600	1,147,808
(2.428)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428		239,277,900	1,275,351
(2.412)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412		239,126,600	1,351,065
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		139,144,800	2,415,554

Credit Suisse International

2.63625/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.63625		278,289,600	97,401

Goldman Sachs International

(0.185)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.185	EUR	190,787,200	20,602
2.68675/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.68675		$240,571,000	43,303
(2.357)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.357		240,418,000	485,644
0.321/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.321	EUR	190,787,200	675,302
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		$556,579,200	751,382
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46		75,138,050	860,331
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	47,696,800	3,936,211
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	47,696,800	4,142,808
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	95,392,000	7,212,437

JPMorgan Chase Bank N.A.

(2.3205)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.3205		$44,803,500	25,090
2.4115/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.4115		44,803,500	91,847
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		313,075,600	406,998
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		695,724,000	716,596
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		313,075,600	751,381
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	52,466,500	1,429,504
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		$270,610,000	3,025,961
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		695,724,000	3,471,663
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	95,392,000	6,784,957

Morgan Stanley & Co. International PLC

(0.189)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.189	EUR	190,787,200	20,602
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01		$417,434,400	121,056
2.3675/3 month USD-LIBOR-BBA/Mar-23	Mar-18/2.3675		238,484,000	596,210
0.325/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.325	EUR	190,787,200	650,122
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		$10,000,000	1,042,800

Total				$51,582,968

WRITTEN OPTIONS OUTSTANDING at 12/31/17 (premiums $11,496,830) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC
USD/MXN (Call)	May-18/MXN 22.00	$218,270,500	$218,270,500	$2,715,939
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-18/$96.60	64,000,000	64,000,000	121,472
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.21	176,000,000	176,000,000	434,896
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.29	176,000,000	176,000,000	387,376
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.40	176,000,000	176,000,000	322,432
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.45	176,000,000	176,000,000	300,080
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.62	176,000,000	176,000,000	222,816
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.70	176,000,000	176,000,000	190,960
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.80	176,000,000	176,000,000	158,224
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.86	176,000,000	176,000,000	142,736
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	397,000,000	397,000,000	659,417
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	176,000,000	176,000,000	341,968
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	176,000,000	176,000,000	299,024
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	176,000,000	176,000,000	261,360
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	176,000,000	176,000,000	199,056
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	176,000,000	176,000,000	173,360
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	176,000,000	176,000,000	150,656
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	21,000,000	21,000,000	34,881
USD/JPY (Put)	Jan-18/JPY 103.00	359,578,100	359,578,100	360

Total				$7,117,013

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/(payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$69,572,100	$(1,391,442)	$(121,751)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	41,743,200	(4,479,045)	(250,877)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	69,572,100	(2,720,269)	(384,038)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	69,572,100	(2,720,269)	(446,653)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	41,743,200	(1,471,448)	(450,409)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	69,572,100	(1,391,442)	(710,331)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	41,743,200	(1,471,448)	(914,176)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	41,743,200	(4,479,045)	(1,061,530)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	41,743,200	3,771,498	2,251,211
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	69,572,100	2,675,047	1,088,108
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	41,743,200	3,771,498	975,121
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	69,572,100	2,675,047	561,447

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	69,572,100	(1,391,442)	(125,926)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	41,743,200	(582,318)	(227,083)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	41,743,200	(582,318)	(343,964)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	69,572,100	(1,391,442)	(708,244)

Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	11,217,000	(208,075)	(9,871)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	11,217,000	(208,075)	(44,307)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	11,217,000	(1,444,189)	(68,985)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	11,217,000	(1,444,189)	(198,541)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	69,572,100	(2,720,269)	(373,602)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	69,572,100	(2,720,269)	(456,393)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	69,572,100	2,678,526	1,072,106
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	69,572,100	2,664,611	574,666
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	11,217,000	897,360	158,160
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	11,217,000	897,360	59,674

Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	8,348,800	(1,054,036)	(19,870)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	18,696,100	(1,701,345)	(44,684)
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	18,696,100	(663,712)	(45,432)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	18,696,100	(897,413)	(71,980)
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	18,696,100	(476,751)	(76,467)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	18,696,100	(1,498,492)	(85,441)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	18,696,100	(663,712)	(123,020)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	18,696,100	(1,498,492)	(141,156)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	18,696,100	(1,295,640)	(147,512)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	8,348,800	(1,054,036)	(218,071)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	18,696,100	788,975	154,617
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	18,696,100	1,118,962	142,090
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	18,696,100	1,118,962	122,646
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	18,696,100	1,534,950	48,423

JPMorgan Chase Bank N.A.
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	18,696,100	(224,353)	151,812
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	18,696,100	(1,080,635)	99,089
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	11,217,000	(149,186)	(4,599)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	11,217,000	(274,817)	(51,150)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	11,217,000	(1,734,148)	(103,982)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	11,217,000	(1,203,584)	(167,806)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	41,743,200	(5,828,394)	(256,721)
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	18,696,100	(1,159,158)	(321,760)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	18,696,100	(1,944,394)	(337,652)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	41,743,200	(5,828,394)	(2,292,954)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	41,743,200	3,963,517	2,552,182
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	18,696,100	2,037,875	644,081
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	41,743,200	3,963,517	533,478
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	11,217,000	629,274	108,468
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	11,217,000	1,234,992	95,008
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	18,696,100	308,486	(355,039)

Morgan Stanley & Co. International PLC
2.3388/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.3388	477,564,000	(1,411,284)	76,410
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	11,217,000	(280,425)	(25,126)
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	11,217,000	(146,943)	(25,350)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	11,217,000	(1,206,949)	(28,716)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	11,217,000	(1,718,444)	(261,356)
(2.5012)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.5012	477,564,000	(1,376,702)	(286,538)
2.42/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	238,782,000	1,404,697	253,109
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	11,217,000	1,229,383	246,886
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	11,217,000	623,665	1,907
(2.42)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	238,782,000	1,383,289	(114,615)

Unrealized appreciation				11,970,699

Unrealized (depreciation)				(12,503,678)

Total				$(532,979)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17 (proceeds receivable $596,310,586) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 1/1/48	$35,000,000	1/11/18	$37,236,717
Federal National Mortgage Association, 4.00%, 1/1/48	6,000,000	1/11/18	6,275,625
Federal National Mortgage Association, 3.50%, 1/1/48	488,000,000	1/11/18	501,229,387
Federal National Mortgage Association, 3.00%, 1/1/48	54,000,000	1/11/18	54,012,658

Total			$598,754,387

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	59,800,000	$67,824	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(71,800)

Upfront premium received			—		Unrealized appreciation		—

	Upfront premium (paid)		—		Unrealized (depreciation)		(71,800)

		Total	$—			Total	$(71,800)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$59,812,000	$485,554	(E)	$(433)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$485,121
		60,798,000	113,875	(E)	273,128	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.40% — Semiannually	159,254
		1,812,574,000	1,836,137	(E)	(1,686,709)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	149,428
		11,342,300	11,490	(E)	9,411	3/21/20	3 month USD-LIBOR-BBA — Quarterly	2.10% — Semiannually	(2,079)
		1,655,800	1,927	(E)	934	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.30% — Semiannually	2,861
		602,164,600	700,920	(E)	(353,112)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,054,032)
		63,700	167	(E)	149	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.45% — Semiannually	316
		1,314,932,100	3,438,547	(E)	(3,354,915)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,793,462)
		50,963,900	3,618	(E)	767,862	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	771,480
		1,332,600	95	(E)	(20,100)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,194)
		50,191,000	169,495		(364)	12/20/27	2.3575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	160,170
		629,676,000	754,352	(E)	(128,395)	3/21/23	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	625,958
		102,967,100	761,236	(E)	(840)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(762,076)
		16,943,000	109,503		(123)	12/27/27	3 month USD-LIBOR-BBA — Quarterly	2.4685% — Semiannually	110,086
		97,401,500	579,929	(E)	(795)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(580,723)
	AUD	72,202,000	147,318		(226)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	102,783
	AUD	72,202,000	87,264		(223)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	50,706
	AUD	321,245,000	1,727,991	(E)	(810,645)	3/21/23	2.40% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	917,345
	AUD	76,997,000	429,250	(E)	(206,174)	3/21/28	6 month AUD-BBR-BBSW — Semiannually	2.75% — Semiannually	(635,425)
	BRL	710,391	7,052		(2)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	6,863
	BRL	108,567,431	86,341		(298)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	71,534
	BRL	49,138,089	1,780,324		(138)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(1,774,144)
	BRL	54,622,907	812,831		(154)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	806,297
	BRL	208,069,281	1,616,017		(275)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(1,591,988)
	BRL	55,163,181	134,669		(220)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(128,753)
	BRL	92,080,966	118,977		(286)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(119,263)
	BRL	241,380,308	268,297		(11)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(244,835)
	BRL	75,543,148	246,322		(258)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	246,064
	BRL	210,781,975	234,732		(258)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(216,684)
	CAD	70,819,000	565,425		(224)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(463,178)
	CAD	70,819,000	484,634		(225)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(400,548)
	CAD	342,389,000	2,411,704	(E)	(17,871)	3/21/23	3 month CAD-BA-CDOR — Semiannually	2.10% — Semiannually	(2,429,575)
	CAD	1,586,000	14,280	(E)	(7,636)	3/21/28	3 month CAD-BA-CDOR — Semiannually	2.30% — Semiannually	(21,916)
	CHF	110,759,000	8,184		(258)	9/29/19	—	0.528% plus 6 month CHF-LIBOR-BBA — Semiannually	(30,912)
	CHF	110,759,000	6,138		(258)	10/2/19	—	0.526% plus 6 month CHF-LIBOR-BBA — Semiannually	(32,360)
	CHF	230,746,000	39,308		(538)	10/6/19	—	0.53% plus 6 month CHF-LIBOR-BBA — Semiannually	(35,215)
	CHF	270,776,000	703,859	(E)	(302,955)	3/21/23	—	0.15% plus 6 month CHF-LIBOR-BBA — Semiannually	400,905
	CHF	9,091,000	52,338	(E)	(944)	3/21/28	6 month CHF-LIBOR-BBA — Semiannually	0.25% — Annually	(53,282)
	EUR	46,104,000	6,362	(E)	(183)	2/18/20	—	0.124% plus 1 Day EUR-EURIBOR-REUTERS — Annually	(6,545)
	EUR	46,104,000	17,646	(E)	(183)	2/18/20	—	0.104% plus 1 Day EUR-EURIBOR-REUTERS — Annually	(17,829)
	EUR	156,055,000	31,644		(1,365)	4/26/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(321,942)
	EUR	156,268,000	56,249		(1,373)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(275,222)
	EUR	45,013,000	439,200	(E)	(383)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(439,583)
	EUR	2,870,000	782		14,672	12/20/22	0.301% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	14,832
	EUR	400,000	5,788		8,223	12/20/27	1.001% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,247
	EUR	15,010,000	92,858	(E)	(318)	12/20/47	1.85% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	92,541
	EUR	20,547,000	120,530	(E)	(435)	12/20/67	6 month EUR-EURIBOR-REUTERS — Semiannually	1.41% — Annually	(120,965)
	EUR	165,223,000	1,153,377	(E)	142,376	3/21/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.25% — Annually	(1,011,001)
	EUR	576,612,000	5,307,165	(E)	(290,603)	3/21/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.85% — Annually	(5,597,766)
	GBP	20,294,000	837,479	(E)	(377)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(837,857)
	GBP	80,000	9		(778)	6/21/27	1.251% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(790)
	GBP	1,540,000	18,023		(24,573)	6/21/22	0.801% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(6,689)
	GBP	92,299,000	53,959		(283)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	160,813
	GBP	18,460,000	584,687	(E)	(226)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(584,913)
	GBP	92,299,000	165,367		114,598	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	291,258
	GBP	183,878,000	373,387	(E)	353,125	3/21/23	1.10% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(20,262)
	GBP	44,727,000	297,714	(E)	441,370	3/21/28	1.35% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	143,657
	INR	10,000,000	66		(1)	12/20/22	6.66% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	41
	INR	1,011,170,000	30,053		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(46,012)
	JPY	5,657,000,000	85,351		(199)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(84,284)
	JPY	2,837,000,000	84,726		(181)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	82,123
	KRW	8,083,520,000	16,008		(104)	12/13/27	2.1725% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	13,911
	MXN	603,433,000	3,318,153		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(3,338,167)
	MXN	470,245,000	1,549,028		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(1,574,688)
	MXN	112,370,000	55,949		(74)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(58,962)
	MXN	134,710,000	102,698		(87)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(104,018)
	NOK	2,008,482,000	2,228,983	(E)	(1,244,482)	3/21/23	1.40% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	984,501
	NOK	710,314,000	602,728	(E)	(122,963)	3/21/28	6 month NOK-NIBOR-NIBR — Semiannually	1.90% — Annually	(725,692)
	NZD	182,936,000	231,938	(E)	(842,029)	3/21/28	3 month NZD-BBR-FRA — Quarterly	3.20% — Semiannually	(610,091)
	NZD	58,685,000	84,636	(E)	2,824	3/21/23	2.70% — Semiannually	3 month NZD-BBR-FRA — Quarterly	87,460
	SEK	1,086,184,000	130,028		(290)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	76,053
	SEK	222,537,000	152,353		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	(90,029)
	SEK	1,086,184,000	132,544		(290)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	78,752
	SEK	222,537,000	139,521		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	(77,009)
	SEK	1,086,184,000	73,488		(291)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	18,679
	SEK	222,537,000	65,868		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	(5,970)
	SEK	222,537,000	72,270		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	(12,461)
	SEK	1,086,184,000	92,158		(291)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	38,644
	SEK	349,906,000	381,467	(E)	308,045	3/21/23	3 month SEK-STIBOR-SIDE — Quarterly	0.40% — Annually	(73,422)
	SEK	1,097,927,000	1,462,636	(E)	465,327	3/21/28	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	(997,309)
	ZAR	480,260,000	450,235		(76)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	475,991
	ZAR	184,645,000	470,682		(94)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(501,149)

	Total				$(6,527,113)				$(27,302,597)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$1,421,481	$1,395,975	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(11,736)

Barclays Bank PLC
285,696	281,208	—	1/12/41	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,065)
217,245	212,522	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,404)
979,444	976,173	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,895)
864,816	852,195	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,195)
1,342,347	1,341,350	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	620
1,340,685	1,339,689	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	619
672,634	670,285	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,401)
501,017	489,255	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,722)
2,658,402	2,656,428	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,227
87,084	85,275	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(776)
1,298,405	1,293,580	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,733)
8,763,632	8,757,124	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	4,046
7,113,219	7,088,377	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(14,817)
8,576	8,375	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(98)
239,718	233,616	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(3,582)
3,356,616	3,345,498	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	4,423
997,066	971,689	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(14,899)
600,255	584,977	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(8,969)
761,309	741,932	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(11,376)
1,192,695	1,167,919	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10,623)
171,132	167,577	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,524)
1,824,945	1,785,272	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	20,199
3,342,856	3,282,297	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	30,513
7,975,763	7,831,275	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	72,800
497,793	495,554	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	1,339
14,650,904	14,594,125	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(33,019)
88,682,458	88,364,554	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(174,304)
56,420,595	56,290,910	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	7,470

Citibank, N.A.
1,398,761	1,393,747	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,749)
468,930	467,249	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(922)

Credit Suisse International
4,940,435	4,922,725	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(9,710)
23,666,683	23,573,167	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	(59,861)
1,029,257	1,025,568	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,023)
4,983,592	4,972,137	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	660
13,282	12,921	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(215)
291,219	286,878	—	1/12/42	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,575)
563,525	546,407	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(12,882)
1,770,492	1,725,429	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(26,456)
1,867,308	1,826,714	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	20,668
2,290,371	2,240,580	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	25,350
2,919,200	2,844,900	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(43,620)
608,842	590,316	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(13,940)
3,719,806	3,652,419	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,953)
608,173	597,155	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,551)
466,149	457,704	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,255)
520,277	510,475	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,126)
5,528,924	5,462,058	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(21,896)
975,340	963,544	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,863)
9,228,156	9,054,292	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(90,919)
5,816,698	5,707,108	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(57,308)
1,606,784	1,577,369	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(16,215)
4,013,380	3,940,674	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	36,633

Deutsche Bank AG
755,486	754,924	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	349
4,983,592	4,972,137	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	660

Goldman Sachs International
1,052,665	1,027,951	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(12,021)
240,556	236,198	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,196)
206,071	202,374	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,701)
405,690	397,263	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,613)
2,161,374	2,129,832	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,983)
2,161,374	2,129,832	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,983)
2,506,207	2,500,446	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	332
941,525	939,361	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	125
1,547,391	1,519,625	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(12,775)
368,787	360,129	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,212)
622,949	621,517	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	82
1,272,000	1,250,660	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,824)
117,403	114,647	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,341)
734,873	717,620	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(8,392)
768,925	766,379	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	1,013
1,079,778	1,077,296	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(143)
1,562,588	1,556,532	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,522
651,757	648,825	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	(1,753)
1,278,728	1,274,262	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,664
544,281	534,421	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,968)
1,865,940	1,861,651	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	247
3,433,238	3,425,347	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	455
39,214	38,216	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(586)
2,239,211	2,234,064	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	296
271,236	265,601	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,416)
170,979	170,586	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	23
456,123	455,075	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	60
155,779	155,421	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	21
1,554	1,522	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(14)
526,502	515,565	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,689)
2,354,541	2,320,180	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,143)
1,287,428	1,284,469	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	170
477,785	466,568	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,456)
3,067,981	3,023,209	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,428)
23,382	22,958	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(213)
1,412,253	1,386,669	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,891)
4,750,876	4,664,809	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(43,365)
4,439,011	4,342,511	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	49,132
5,799,113	5,689,854	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(57,135)
6,504,264	6,425,603	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	25,758
3,946,406	3,872,054	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(38,881)
2,266,718	2,197,747	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	51,900

JPMorgan Chase Bank N.A.
3,164,797	3,107,463	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(28,887)
401,728	394,450	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,667)
4,439,011	4,342,511	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	49,132

JPMorgan Securities LLC
1,701,184	1,670,080	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,306)
10,610,085	10,455,247	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	63,731
4,773,729	4,652,227	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	71,331
603,983	593,146	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	4,986

Upfront premium received		—			Unrealized appreciation	552,556

Upfront premium (paid)		—			Unrealized (depreciation)	(1,056,159)

	Total	$—			Total	$(503,603)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	103,678,000	$1,796,308	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$1,796,308
EUR	103,678,000	3,263,832	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(3,263,834)
EUR	38,876,000	692,124	(505)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	691,619
EUR	38,876,000	1,358,173	(938)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,359,111)
EUR	64,796,000	1,091,624	(834)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,090,790
EUR	64,796,000	2,201,597	(1,563)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,203,160)
EUR	51,832,000	782,918	(667)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	782,251
EUR	51,832,000	1,541,830	(1,251)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,543,081)
EUR	103,678,000	824,759	(741)	10/15/22	(1.3013%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	824,018
EUR	51,832,000	400,383	(365)	10/15/22	(1.305%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	400,018
	$41,902,000	414,034	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	414,034
	41,902,000	562,953	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(562,953)
	48,213,000	557,680	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	557,680
	48,213,000	819,139	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(819,139)
	46,655,000	75,581	(285)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	75,297
	46,655,000	140,898	(504)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(141,402)
	46,655,000	108,939	(285)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	108,655
	46,655,000	143,091	(504)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(143,594)

Total			$(8,442)				$(3,295,604)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$39,713	$581,000	$85,000	5/11/63	300 bp — Monthly	$(44,948)
	CMBX NA BBB-.6 Index	BBB-/P	79,608	1,321,000	193,262	5/11/63	300 bp — Monthly	(112,884)
	CMBX NA BBB-.6 Index	BBB-/P	163,473	2,648,000	387,402	5/11/63	300 bp — Monthly	(222,385)
	CMBX NA BBB-.6 Index	BBB-/P	155,838	2,734,000	399,984	5/11/63	300 bp — Monthly	(242,552)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	318,938	1,950,000	285,285	5/11/63	300 bp — Monthly	34,790
	CMBX NA BBB-.6 Index	BBB-/P	420,690	3,096,000	452,945	5/11/63	300 bp — Monthly	(30,448)
	CMBX NA BBB-.6 Index	BBB-/P	559,274	3,751,000	548,771	5/11/63	300 bp — Monthly	12,691

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	502,529	3,445,000	504,004	5/11/63	300 bp — Monthly	536
	CMBX NA BBB-.6 Index	BBB-/P	1,005,059	6,890,000	1,008,007	5/11/63	300 bp — Monthly	1,070
	CMBX NA BBB-.6 Index	BBB-/P	1,165,637	7,518,000	1,099,883	5/11/63	300 bp — Monthly	70,139
	CMBX NA BBB-.6 Index	BBB-/P	502,338	2,968,000	434,218	5/11/63	300 bp — Monthly	69,851
	CMBX NA BBB-.6 Index	BBB-/P	467,929	3,695,000	540,579	5/11/63	300 bp — Monthly	(70,494)
	CMBX NA BBB-.6 Index	BBB-/P	465,552	4,062,000	594,271	5/11/63	300 bp — Monthly	(126,350)
	CMBX NA BBB-.6 Index	BBB-/P	591,759	5,097,000	745,691	5/11/63	300 bp — Monthly	(150,959)
	CMBX NA BBB-.6 Index	BBB-/P	939,219	6,225,000	910,718	5/11/63	300 bp — Monthly	32,132
	CMBX NA BBB-.6 Index	BBB-/P	819,682	7,145,000	1,045,314	5/11/63	300 bp — Monthly	(221,464)
	CMBX NA BBB-.6 Index	BBB-/P	2,347,820	15,561,000	2,276,574	5/11/63	300 bp — Monthly	80,323
	CMBX NA BBB-.6 Index	BBB-/P	7,016,461	65,623,000	9,600,645	5/11/63	300 bp — Monthly	(2,545,904)
	CMBX NA BBB-.7 Index	BBB-/P	8,536,500	115,491,000	13,489,349	1/17/47	300 bp — Monthly	(4,885,479)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	350,890	2,265,000	331,370	5/11/63	300 bp — Monthly	20,842
	CMBX NA BBB-.6 Index	BBB-/P	101,718	1,174,000	171,756	5/11/63	300 bp — Monthly	(69,354)
	CMBX NA BBB-.6 Index	BBB-/P	105,653	1,252,000	183,168	5/11/63	300 bp — Monthly	(76,784)
	CMBX NA BBB-.6 Index	BBB-/P	108,457	1,256,000	183,753	5/11/63	300 bp — Monthly	(74,563)
	CMBX NA BBB-.6 Index	BBB-/P	157,809	1,410,000	206,283	5/11/63	300 bp — Monthly	(47,651)
	CMBX NA BBB-.6 Index	BBB-/P	220,504	1,473,000	215,500	5/11/63	300 bp — Monthly	5,863
	CMBX NA BBB-.6 Index	BBB-/P	156,201	1,851,000	270,801	5/11/63	300 bp — Monthly	(113,520)
	CMBX NA BBB-.6 Index	BBB-/P	153,735	1,855,000	271,387	5/11/63	300 bp — Monthly	(116,569)
	CMBX NA BBB-.6 Index	BBB-/P	211,483	1,898,000	277,677	5/11/63	300 bp — Monthly	(65,087)
	CMBX NA BBB-.6 Index	BBB-/P	222,998	2,053,000	300,354	5/11/63	300 bp — Monthly	(76,158)
	CMBX NA BBB-.6 Index	BBB-/P	222,137	2,053,000	300,354	5/11/63	300 bp — Monthly	(77,019)
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	330,345	5/11/63	300 bp — Monthly	(77,066)
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	330,345	5/11/63	300 bp — Monthly	(77,066)
	CMBX NA BBB-.6 Index	BBB-/P	111,130	2,297,000	336,051	5/11/63	300 bp — Monthly	(223,581)
	CMBX NA BBB-.6 Index	BBB-/P	267,527	2,431,000	355,655	5/11/63	300 bp — Monthly	(86,711)
	CMBX NA BBB-.6 Index	BBB-/P	193,626	2,447,000	357,996	5/11/63	300 bp — Monthly	(162,943)
	CMBX NA BBB-.6 Index	BBB-/P	292,059	2,489,000	364,141	5/11/63	300 bp — Monthly	(70,630)
	CMBX NA BBB-.6 Index	BBB-/P	153,612	3,151,000	460,991	5/11/63	300 bp — Monthly	(305,541)
	CMBX NA BBB-.6 Index	BBB-/P	156,347	3,152,000	461,138	5/11/63	300 bp — Monthly	(302,952)
	CMBX NA BBB-.6 Index	BBB-/P	164,933	3,162,000	462,601	5/11/63	300 bp — Monthly	(295,823)
	CMBX NA BBB-.6 Index	BBB-/P	484,654	3,296,000	482,205	5/11/63	300 bp — Monthly	4,372
	CMBX NA BBB-.6 Index	BBB-/P	376,979	3,482,000	509,417	5/11/63	300 bp — Monthly	(130,406)
	CMBX NA BBB-.6 Index	BBB-/P	179,679	3,660,000	535,458	5/11/63	300 bp — Monthly	(353,644)
	CMBX NA BBB-.6 Index	BBB-/P	718,374	4,321,000	632,162	5/11/63	300 bp — Monthly	88,732
	CMBX NA BBB-.6 Index	BBB-/P	531,088	4,362,000	638,161	5/11/63	300 bp — Monthly	(104,528)
	CMBX NA BBB-.6 Index	BBB-/P	612,545	4,412,000	645,476	5/11/63	300 bp — Monthly	(30,357)
	CMBX NA BBB-.6 Index	BBB-/P	333,479	4,895,000	716,139	5/11/63	300 bp — Monthly	(379,804)
	CMBX NA BBB-.6 Index	BBB-/P	530,599	5,080,000	743,204	5/11/63	300 bp — Monthly	(209,641)
	CMBX NA BBB-.6 Index	BBB-/P	947,810	6,289,000	920,081	5/11/63	300 bp — Monthly	31,398
	CMBX NA BBB-.6 Index	BBB-/P	1,010,749	6,779,000	991,768	5/11/63	300 bp — Monthly	22,936
	CMBX NA BBB-.6 Index	BBB-/P	771,573	6,999,000	1,023,954	5/11/63	300 bp — Monthly	(248,298)
	CMBX NA BBB-.7 Index	BBB-/P	947,236	8,187,000	956,242	1/17/47	300 bp — Monthly	(4,230)
	CMBX NA BBB-.7 Index	BBB-/P	1,563,743	21,156,000	2,471,021	1/17/47	300 bp — Monthly	(894,937)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	501,947	3,445,000	504,004	5/11/63	300 bp — Monthly	(46)
	CMBX NA BBB-.6 Index	BBB-/P	1,023,306	6,897,000	1,009,031	5/11/63	300 bp — Monthly	18,297
	CMBX NA BBB-.6 Index	BBB-/P	104,599	918,000	134,303	5/11/63	300 bp — Monthly	(29,169)
	CMBX NA BBB-.6 Index	BBB-/P	182,273	1,634,000	239,054	5/11/63	300 bp — Monthly	(55,828)
	CMBX NA BBB-.6 Index	BBB-/P	224,000	1,792,000	262,170	5/11/63	300 bp — Monthly	(37,124)
	CMBX NA BBB-.6 Index	BBB-/P	292,897	1,885,000	275,776	5/11/63	300 bp — Monthly	18,221
	CMBX NA BBB-.6 Index	BBB-/P	298,127	1,995,000	291,869	5/11/63	300 bp — Monthly	7,423
	CMBX NA BBB-.6 Index	BBB-/P	251,531	2,297,000	336,051	5/11/63	300 bp — Monthly	(83,180)
	CMBX NA BBB-.6 Index	BBB-/P	277,518	2,500,000	365,750	5/11/63	300 bp — Monthly	(86,774)
	CMBX NA BBB-.6 Index	BBB-/P	329,364	2,956,000	432,463	5/11/63	300 bp — Monthly	(101,375)
	CMBX NA BBB-.6 Index	BBB-/P	481,711	3,044,000	445,337	5/11/63	300 bp — Monthly	38,149
	CMBX NA BBB-.6 Index	BBB-/P	483,870	3,044,000	445,337	5/11/63	300 bp — Monthly	40,309
	CMBX NA BBB-.6 Index	BBB-/P	363,515	3,271,000	478,547	5/11/63	300 bp — Monthly	(113,124)
	CMBX NA BBB-.6 Index	BBB-/P	375,763	3,311,000	484,399	5/11/63	300 bp — Monthly	(106,705)
	CMBX NA BBB-.6 Index	BBB-/P	382,226	3,480,000	509,124	5/11/63	300 bp — Monthly	(124,868)
	CMBX NA BBB-.6 Index	BBB-/P	393,576	3,509,000	513,367	5/11/63	300 bp — Monthly	(117,744)
	CMBX NA BBB-.6 Index	BBB-/P	463,959	3,591,000	525,363	5/11/63	300 bp — Monthly	(59,309)
	CMBX NA BBB-.6 Index	BBB-/P	508,494	3,607,000	527,704	5/11/63	300 bp — Monthly	(17,106)
	CMBX NA BBB-.6 Index	BBB-/P	473,818	3,640,000	532,532	5/11/63	300 bp — Monthly	(56,591)
	CMBX NA BBB-.6 Index	BBB-/P	489,981	3,735,000	546,431	5/11/63	300 bp — Monthly	(54,271)
	CMBX NA BBB-.6 Index	BBB-/P	480,982	4,070,000	595,441	5/11/63	300 bp — Monthly	(112,085)
	CMBX NA BBB-.6 Index	BBB-/P	504,578	4,797,000	701,801	5/11/63	300 bp — Monthly	(194,425)
	CMBX NA BBB-.6 Index	BBB-/P	532,750	5,080,000	743,204	5/11/63	300 bp — Monthly	(207,491)
	CMBX NA BBB-.6 Index	BBB-/P	574,710	5,222,000	763,979	5/11/63	300 bp — Monthly	(186,222)
	CMBX NA BBB-.6 Index	BBB-/P	849,543	5,337,000	780,803	5/11/63	300 bp — Monthly	71,853
	CMBX NA BBB-.6 Index	BBB-/P	651,039	5,910,000	864,633	5/11/63	300 bp — Monthly	(210,146)
	CMBX NA BBB-.6 Index	BBB-/P	1,013,239	5,958,000	871,655	5/11/63	300 bp — Monthly	145,059
	CMBX NA BBB-.6 Index	BBB-/P	1,021,625	5,958,000	871,655	5/11/63	300 bp — Monthly	153,445
	CMBX NA BBB-.6 Index	BBB-/P	958,018	6,088,000	890,674	5/11/63	300 bp — Monthly	70,895
	CMBX NA BBB-.6 Index	BBB-/P	987,783	6,514,000	952,998	5/11/63	300 bp — Monthly	38,585
	CMBX NA BBB-.6 Index	BBB-/P	956,303	7,281,000	1,065,210	5/11/63	300 bp — Monthly	(104,660)
	CMBX NA BBB-.6 Index	BBB-/P	1,178,063	7,982,000	1,167,767	5/11/63	300 bp — Monthly	14,953
	CMBX NA BBB-.6 Index	BBB-/P	960,905	8,706,000	1,273,688	5/11/63	300 bp — Monthly	(307,705)
	CMBX NA BBB-.6 Index	BBB-/P	1,706,278	12,314,000	1,801,538	5/11/63	300 bp — Monthly	(88,077)
	CMBX NA BBB-.6 Index	BBB-/P	1,941,580	13,022,000	1,905,119	5/11/63	300 bp — Monthly	44,058
	CMBX NA BBB-.6 Index	BBB-/P	4,884,411	40,786,000	5,966,992	5/11/63	300 bp — Monthly	(1,058,789)
	CMBX NA BBB-.6 Index	BBB-/P	8,734,021	49,645,000	7,263,064	5/11/63	300 bp — Monthly	1,499,917

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	501,916	3,445,000	504,004	5/11/63	300 bp — Monthly	(78)
	CMBX NA BBB-.6 Index	BBB-/P	509,599	3,448,000	504,442	5/11/63	300 bp — Monthly	7,168
	CMBX NA BBB-.6 Index	BBB-/P	510,350	3,448,000	504,442	5/11/63	300 bp — Monthly	7,920
	CMBX NA BBB-.6 Index	BBB-/P	1,007,512	6,890,000	1,008,007	5/11/63	300 bp — Monthly	3,525
	CMBX NA BBB-.6 Index	BBB-/P	1,021,806	6,897,000	1,009,031	5/11/63	300 bp — Monthly	16,798
	CMBX NA BBB-.6 Index	BBB-/P	1,020,850	6,897,000	1,009,031	5/11/63	300 bp — Monthly	15,841
	CMBX NA BBB-.6 Index	BBB-/P	1,505,842	10,335,000	1,512,011	5/11/63	300 bp — Monthly	(140)
	CMBX NA BBB-.6 Index	BBB-/P	1,523,263	10,344,000	1,513,327	5/11/63	300 bp — Monthly	15,970
	CMBX NA BBB-.6 Index	BBB-/P	2,035,791	13,791,000	2,017,623	5/11/63	300 bp — Monthly	26,212
	CMBX NA BBB-.6 Index	BBB-/P	635,795	3,751,000	548,771	5/11/63	300 bp — Monthly	89,212

	Upfront premium received		85,072,297			Unrealized appreciation		2,819,485

	Upfront premium (paid)		—			Unrealized (depreciation)		(16,841,762)

	Total		$85,072,297				Total	$(14,022,277)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(286,246)	$1,753,000	$328,688	1/17/47	(500 bp) — Monthly	$40,737
	CMBX NA BB.7 Index	(275,320)	1,753,000	328,688	1/17/47	(500 bp) — Monthly	51,663

	Credit Suisse International
	CMBX NA BB.7 Index	(519,628)	29,440,000	7,000,832	5/11/63	(500 bp) — Monthly	6,452,578
	CMBX NA BB.7 Index	(1,966,276)	11,954,000	2,241,375	1/17/47	(500 bp) — Monthly	263,477
	CMBX NA BB.7 Index	(798,366)	4,328,000	811,500	1/17/47	(500 bp) — Monthly	8,926

	Goldman Sachs International
	CMBX NA BB.6 Index	(1,867,063)	18,251,000	4,340,088	5/11/63	(500 bp) — Monthly	2,455,281
	CMBX NA BB.7 Index	(638,451)	4,219,000	791,063	1/17/47	(500 bp) — Monthly	148,510
	CMBX NA BB.7 Index	(570,176)	3,480,000	652,500	1/17/47	(500 bp) — Monthly	78,941
	CMBX NA BB.7 Index	(349,448)	1,721,000	322,688	1/17/47	(500 bp) — Monthly	(28,434)
	CMBX NA BB.7 Index	(224,362)	1,229,000	230,438	1/17/47	(500 bp) — Monthly	4,880

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(177,452)	740,000	175,972	5/11/63	(500 bp) — Monthly	(2,199)
	CMBX NA BB.6 Index	(159,947)	667,000	158,613	5/11/63	(500 bp) — Monthly	(1,982)
	CMBX NA BB.6 Index	(137,166)	572,000	136,022	5/11/63	(500 bp) — Monthly	(1,700)
	CMBX NA BB.7 Index	(1,084,804)	6,944,000	1,302,000	1/17/47	(500 bp) — Monthly	210,445
	CMBX NA BB.7 Index	(819,751)	4,986,000	934,875	1/17/47	(500 bp) — Monthly	110,277
	CMBX NA BB.7 Index	(744,943)	4,662,000	874,125	1/17/47	(500 bp) — Monthly	124,650
	CMBX NA BB.7 Index	(555,388)	3,548,000	665,250	1/17/47	(500 bp) — Monthly	106,413
	CMBX NA BB.7 Index	(679,692)	3,400,000	637,500	1/17/47	(500 bp) — Monthly	(45,497)
	CMBX NA BB.7 Index	(545,082)	2,918,000	547,125	1/17/47	(500 bp) — Monthly	(794)
	CMBX NA BB.7 Index	(275,320)	1,753,000	328,688	1/17/47	(500 bp) — Monthly	51,663
	CMBX NA BB.7 Index	(226,788)	1,229,000	230,438	1/17/47	(500 bp) — Monthly	2,455
	CMBX NA BB.7 Index	(175,583)	1,156,000	216,750	1/17/47	(500 bp) — Monthly	40,043
	CMBX NA BBB-.7 Index	(402,511)	3,607,000	421,298	1/17/47	(300 bp) — Monthly	16,683
	CMBX NA BBB-.7 Index	(206,776)	2,614,000	305,315	1/17/47	(300 bp) — Monthly	97,014
	CMBX NA BBB-.7 Index	(218,095)	1,885,000	220,168	1/17/47	(300 bp) — Monthly	974
	CMBX NA BBB-.7 Index	(62,189)	1,156,000	135,021	1/17/47	(300 bp) — Monthly	72,157
	CMBX NA BBB-.7 Index	(67,969)	817,000	95,426	1/17/47	(300 bp) — Monthly	26,980

	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(372,184)	1,989,000	372,938	1/17/47	(500 bp) — Monthly	(1,180)

Upfront premium received		—			Unrealized appreciation		10,364,747

Upfront premium (paid)		(14,406,976)			Unrealized (depreciation)		(81,786)

	Total	$(14,406,976)				Total	$10,282,961

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$7,368,016	$98,499,000	$8,131,092	12/20/22	(500 bp) — Quarterly	$(927,242)

	Total	$7,368,016					$(927,242)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,650,036,126.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $747,989, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/17
	Short-term investments
	Putnam Short Term Investment Fund**	$234,029,562	$98,817,303	$239,645,604	$573,533	$93,201,261
	Total Short-term investments	$234,029,562	$98,817,303	$239,645,604	$573,533	$93,201,261
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $526,420.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $98,176,190.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $106,957.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $129,676,625.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $942,404,130 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	82.3%
	Argentina	2.0
	Greece	2.0
	Spain	1.9
	Italy	1.9
	Russia	1.6
	Brazil	1.3
	Canada	1.1
	United Kingdom	0.7
	Indonesia	0.7
	Portugal	0.7
	Mexico	0.6
	Other	3.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,034,528 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $99,343,901 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $98,176,190 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$408,218	$—
Technology	18	—	—
Total common stocks	18	408,218	—
Convertible bonds and notes	—	71,973,039	—
Corporate bonds and notes	—	1,092,702,434	373
Foreign government and agency bonds and notes	—	317,245,818	—
Mortgage-backed securities	—	1,566,637,023	—
Purchased options outstanding	—	8,596,300	—
Purchased swap options outstanding	—	48,870,366	—
Senior loans	—	56,586,896	—
U.S. government and agency mortgage obligations	—	1,426,391,385	—
U.S. treasury obligations	—	217,746	—
Short-term investments	93,201,261	481,823,147	—

Totals by level	$93,201,279	$5,071,452,372	$373

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(16,639,133)	$—
Futures contracts	424,322	—	—
Written options outstanding	—	(7,117,013)	—
Written swap options outstanding	—	(51,582,968)	—
Forward premium swap option contracts	—	(532,979)	—
TBA sale commitments	—	(598,754,387)	—
Interest rate swap contracts	—	(20,847,284)	—
Total return swap contracts	—	(3,790,765)	—
Credit default contracts	—	(82,699,895)	—

Totals by level	$424,322	$(781,964,424)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$24,689,937	$107,389,832
Foreign exchange contracts	12,812,529	28,555,879
Interest rate contracts	84,396,204	111,272,008

Total	$121,898,670	$247,217,719

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$1,626,000,000
Purchased currency option contracts (contract amount)		$477,400,000
Purchased swap option contracts (contract amount)		$17,224,500,000
Written TBA commitment option contracts (contract amount)		$2,770,000,000
Written currency option contracts (contract amount)		$477,400,000
Written swap option contracts (contract amount)		$13,195,500,000
Futures contracts (number of contracts)		200
Forward currency contracts (contract amount)		$3,766,300,000
OTC interest rate swap contracts (notional)		$11,100,000
Centrally cleared interest rate swap contracts (notional)		$9,953,700,000
OTC total return swap contracts (notional)		$389,500,000
Centrally cleared total return swap contracts (notional)		$1,079,800,000
OTC credit default contracts (notional)		$788,900,000
Centrally cleared credit default contracts (notional)		$98,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018